UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-23036

BNY Mellon Absolute Insight Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	01/31/19

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Absolute Insight Multi-Strategy Fund

BNY Mellon Insight Broad Opportunities Fund

FORM N-Q

Item 1.                  Schedule of Investments.

STATEMENT OF INVESTMENTS
BNY Mellon Absolute Insight Multi-Strategy Fund
January 31, 2019 (Unaudited)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 26.4%
Argentina - .6%
Argentine Government,
Sr. Unscd. Bonds		5.63	1/26/2022	300,000		273,078
Argentine Government,
Sr. Unscd. Bonds		7.63	4/22/2046	700,000		571,463
Argentine Government,
Sr. Unscd. Notes		5.88	1/11/2028	400,000		319,904
Banco Macro,
Sr. Unscd. Notes	ARS	17.50	5/8/2022	3,000,000		52,265
Banco Supervielle,
Sr. Unscd. Notes, 3 Month BADLAR
+4.50%	ARS	56.63	8/9/2020	1,087,000	[b]	27,179
						1,243,889
Australia - .4%
BHP Billiton Finance,
Gtd. Bonds	EUR	5.63	10/22/2079	300,000		401,604
QBE Insurance Group,
Sr. Unscd. Notes		3.00	10/21/2022	326,000		318,328
						719,932
Austria - .3%
Raiffeisen Bank International,
Sub. Notes	EUR	6.63	5/18/2021	500,000		642,431
Bermuda - .2%
Digicel Group One,
Sr. Scd. Notes		8.25	12/30/2022	402,000	[c]	333,660
Digicel Group Two,
Sr. Unscd. Notes		8.25	9/30/2022	98,000	[c]	53,165
						386,825
Brazil - .3%
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/2023	2,000,000		582,238
Canada - .1%
Mattamy Group,
Sr. Unscd. Notes		6.50	10/1/2025	250,000	[c]	233,125
Viterra,
Gtd. Notes		5.95	8/1/2020	39,000		40,267
						273,392
Cayman Islands - .7%
Antares CLO,
Ser. 2017-1A, Cl. D, 3 Month LIBOR
+4.20%		6.67	7/20/2028	367,000	[b,c]	353,027

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 26.4% (continued)
Cayman Islands - .7% (continued)
Cerberus Loan Funding XXV,
Ser. 2018-4RA, Cl. DR, 3 Month LIBOR
+3.80%		6.58	10/15/2030	450,000	[b,c]	433,806
Transocean Poseidon,
Sr. Scd. Notes		6.88	2/1/2027	166,000	[c]	169,425
XLIT,
Gtd. Notes, Ser. E, 3 Month LIBOR
+2.46%		5.24	3/29/2019	400,000	[b]	382,000
						1,338,258
Chile - .5%
Chilean Government,
Bonds	CLP	4.50	3/1/2026	650,000,000		1,014,129
Colombia - 1.0%
Colombian Government,
Bonds, Ser. B	COP	6.25	11/26/2025	900,000,000		289,421
Colombian Government,
Bonds, Ser. B	COP	7.00	6/30/2032	1,586,000,000		511,550
Colombian Government,
Bonds, Ser. B	COP	7.75	9/18/2030	800,000,000		275,583
Colombian Government,
Bonds, Ser. B	COP	10.00	7/24/2024	559,400,000		212,172
Colombian Government,
Sr. Unscd. Notes		5.20	5/15/2049	720,000		744,847
						2,033,573
Denmark - .1%
DKT Finance,
Sr. Scd. Notes		9.38	6/17/2023	250,000	[c]	264,375
Ecuador - .2%
Ecuadorean Government,
Sr. Unscd. Notes		7.88	1/23/2028	200,000		178,090
Ecuadorean Government,
Sr. Unscd. Notes		10.75	1/31/2029	290,000		293,147
						471,237
Egypt - .3%
Egypt Treasury Bills,
Treasury Bills, Ser. 364D	EGP	0.00	1/21/2020	2,000,000	[d]	97,208
Egypt Treasury Bills,
Treasury Bills, Ser. 364D	EGP	0.00	2/4/2020	10,000,000	[d]	479,129
						576,337
France - .2%
CNP Assurances,
Sub. Notes	EUR	2.75	2/5/2029	100,000		114,996
SapphireOne Mortgages,
Ser. 2016-2, Cl. D, 3 Month EURIBOR
+2.25% @ Floor	EUR	1.93	6/25/2061	100,000	[b]	114,898

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 26.4% (continued)
France - .2% (continued)
Societe Generale,
Sub. Notes, 6 Month LIBOR +.08%		2.96	5/31/2019	310,000	[b]	206,150
						436,044
Germany - 1.1%
Bayer,
Sr. Unscd. Bonds, Ser. 1COV	EUR	0.05	6/15/2020	200,000		228,700
CeramTec BondCo,
Sr. Scd. Bonds	EUR	5.25	12/15/2025	200,000		222,821
Daimler,
Sr. Unscd. Notes	EUR	0.50	9/9/2019	700,000		804,200
IHO Verwaltungs,
Sr. Scd. Bonds		4.13	9/15/2021	330,000	[c]	324,225
Unitymedia Hessen,
Sr. Scd. Bonds		5.00	1/15/2025	200,000	[c]	204,250
Volkswagen Bank,
Sr. Unscd. Notes	EUR	1.25	8/1/2022	300,000		344,344
						2,128,540
Ghana - .1%
Ghanaian Government,
Sr. Unscd. Notes		7.88	8/7/2023	200,000		208,396
Guernsey - .7%
Credit Suisse Group Funding Guernsey,
Gtd. Notes, 3 Month EURIBOR
+1.53% @ Floor	EUR	1.22	12/20/2022	900,000	[b]	1,037,804
Globalworth Real Estate Investments,
Sr. Unscd. Notes	EUR	3.00	3/29/2025	350,000		388,421
						1,426,225
Iceland - .5%
Islandsbanki HF,
Sr. Unscd. Notes	EUR	1.75	9/7/2020	330,000		383,275
Landsbankinn,
Sr. Unscd. Notes	EUR	1.00	5/30/2023	504,000		547,331
						930,606
Indonesia - 1.0%
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR75	IDR	7.50	5/15/2038	14,360,000,000		939,862
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR77	IDR	8.13	5/15/2024	6,500,000,000		472,759
Indonesian Government,
Sr. Unscd. Notes		4.75	2/11/2029	600,000		629,084
						2,041,705
Ireland - .3%
DECO,
Ser. 2015-HRPX, Cl. C	EUR	2.40	4/27/2027	243,835		282,522

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 26.4% (continued)
Ireland - .3% (continued)
European Residential Loan
Securitisation,
Ser. 18-1, Cl. A, 1 Month EURIBOR
+1.00% @ Floor	EUR	0.63	3/24/2061	87,368	[b]	99,467
Taurus,
Ser. 2016-DE1, Cl. E	EUR	4.25	11/17/2026	116,549		132,535
						514,524
Italy - .5%
Assicurazioni Generali,
Sub. Notes	EUR	10.13	7/10/2042	300,000		431,088
DECO,
Ser. 2014-GNDL, Cl. D	EUR	2.63	2/22/2026	100,000		114,602
Telecom Italia,
Sr. Unscd. Notes	EUR	4.50	1/25/2021	360,000		434,053
						979,743
Jersey - .9%
AA Bond Co.,
Sr. Scd. Notes	GBP	2.75	7/31/2023	720,000		832,192
CPUK Finance,
Scd. Bonds	GBP	4.25	2/28/2047	500,000		642,843
HSBC Bank Capital Funding Sterling 1,
Gtd. Notes	GBP	5.84	11/5/2031	147,000		239,133
						1,714,168
Kazakhstan - .3%
Development Bank of Kazakhstan,
Sr. Unscd. Bonds	KZT	9.50	12/14/2020	110,000,000		283,874
Development Bank of Kazakhstan,
Sr. Unscd. Notes	KZT	8.95	5/4/2023	50,000,000		114,373
KazMunayGas National,
Sr. Unscd. Notes		6.38	10/24/2048	200,000		214,220
						612,467
Luxembourg - .1%
Trinseo Materials Operating,
Sr. Unscd. Notes		5.38	9/1/2025	250,000	[c]	227,575
Mexico - .7%
America Movil,
Jr. Sub. Notes, Ser. C	GBP	6.38	9/6/2073	600,000		831,718
BBVA Bancomer,
Jr. Sub. Notes		7.25	4/22/2020	510,000		529,125
						1,360,843
Netherlands - 1.4%
Alcoa Nederland Holding,
Gtd. Notes		6.75	9/30/2024	490,000	[c]	512,863
BMW Finance,
Gtd. Notes	EUR	0.63	10/6/2023	174,000		198,043
Energizer Gamma Acquisition,
Gtd. Notes	EUR	4.63	7/15/2026	230,000		259,393

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 26.4% (continued)
Netherlands - 1.4% (continued)
GTH Finance,
Gtd. Notes		6.25	4/26/2020	200,000		203,833
Mylan,
Gtd. Notes		3.15	6/15/2021	1,040,000		1,022,327
Petrobras Global Finance,
Gtd. Notes		7.38	1/17/2027	200,000		217,900
UPC Holding,
Sr. Scd. Notes		5.50	1/15/2028	300,000	[c]	279,000
						2,693,359
Peru - .2%
Peruvian Government,
Sr. Unscd. Bonds	PEN	5.94	2/12/2029	1,200,000		369,250
Qatar - .7%
Qatari Government,
Sr. Unscd. Notes		3.88	4/23/2023	700,000		714,438
Qatari Government,
Sr. Unscd. Notes		5.10	4/23/2048	600,000		645,134
						1,359,572
Saudi Arabia - .3%
Saudi Government,
Sr. Unscd. Notes		5.00	4/17/2049	500,000		496,655
Singapore - .2%
Mulhacen Pte.,
Sr. Scd. Bonds	EUR	6.50	8/1/2023	400,000		456,767
South Africa - .8%
South African Government,
Bonds, Ser. 2037	ZAR	8.50	1/31/2037	10,190,520		700,717
South African Government,
Bonds, Ser. 2048	ZAR	8.75	2/28/2048	13,112,637		906,157
						1,606,874
Spain - .4%
Banco de Sabadell,
Sub. Notes	EUR	6.25	4/26/2020	200,000		242,783
Bankia,
Sub. Bonds	EUR	9.00	11/16/2026	400,000		536,154
						778,937
Sweden - .3%
Corral Petroleum Holdings,
Sr. Scd. Bonds	EUR	11.75	5/15/2021	400,000		490,996
Tunisia - .1%
Central Bank of Tunisia,
Sr. Unscd. Notes		5.75	1/30/2025	200,000		174,722
Turkey - .4%
Turkish Government,
Sr. Unscd. Bonds	EUR	4.63	3/31/2025	300,000		345,715

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 26.4% (continued)
Turkey - .4% (continued)
Turkish Government,
Sr. Unscd. Notes		7.63	4/26/2029	400,000		420,920
						766,635
Ukraine - .4%
Ukrainian Government,
Sr. Unscd. Notes		7.75	9/1/2021	550,000		541,659
Ukrainian Government,
Sr. Unscd. Notes		7.75	9/1/2023	150,000		143,365
						685,024
United Arab Emirates - .3%
DP World,
Sr. Unscd. Notes		5.63	9/25/2048	600,000		595,811
United Kingdom - 4.4%
Barclays,
Sub. Notes	EUR	2.63	11/11/2025	450,000		515,163
British Telecommunications,
Sr. Unscd. Notes	EUR	0.88	9/26/2023	397,000		449,567
Friends Life Holdings,
Gtd. Notes	GBP	12.00	5/21/2021	585,000		935,445
Hawksmoor Mortgages,
Ser. 16-1, Cl. D, 3 Month LIBOR
+2.50%	GBP	3.31	5/25/2053	100,000	[b]	131,807
Imperial Brands Finance,
Gtd. Notes		2.95	7/21/2020	1,080,000	[c]	1,069,613
Lanark Master Issuer,
Ser. 2016-1, Cl. 1A, 3 Month LIBOR
+1.00%	GBP	1.81	12/22/2054	94,000	[b]	123,375
Mitchells & Butlers Finance,
Scd. Bonds, Ser. C2, 3 Month LIBOR
+1.88%	GBP	2.78	9/15/2034	100,000	[b]	106,377
National Westminster Bank,
Jr. Sub. Notes, Ser. B, 6 Month
LIMEAN +.25%		2.50	8/14/2019	240,000	[b]	188,880
NewDay Funding,
Ser. 15-2, Cl. E, 1 Month LIBOR
+4.30%	GBP	5.03	11/15/2024	500,000	[b]	663,586
Paragon Mortgages,
Ser. 13X, Cl. B1B, 3 Month EURIBOR
+.38% @ Floor	EUR	0.06	1/15/2039	370,000	[b]	380,982
Prudential,
Sub. Notes	GBP	5.70	12/19/2063	372,000		567,318
Residential Mortgage Securities,
Ser. 28, Cl. C, 3 Month LIBOR +2.00%	GBP	2.80	6/15/2046	100,000	[b]	132,040
Slate No.1,
Ser. 1, Cl. D, 3 Month LIBOR +2.30%	GBP	3.11	4/24/2051	350,000	[b]	462,116
Tesco,
Sr. Unscd. Notes	EUR	5.13	4/10/2047	130,000		173,737

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 26.4% (continued)
United Kingdom - 4.4% (continued)
Tesco Corporate Treasury Services,
Gtd. Notes	EUR	1.38	7/1/2019	700,000		804,912
Towd Point Mortgage Funding,
Ser. 16-AU10, Cl. C, 3 Month LIBOR
+1.50%	GBP	2.30	4/20/2045	120,000	[b]	157,372
Towd Point Mortgage Funding,
Ser. 16-V1X, Cl. C, 3 Month LIBOR
+2.00%	GBP	2.89	2/20/2054	100,000	[b]	131,105
Towd Point Mortgage Funding,
Ser. 16-V1X, Cl. D, 3 Month LIBOR
+2.50%	GBP	3.39	2/20/2054	500,000	[b]	656,057
Tullow Oil,
Gtd. Notes		6.25	4/15/2022	350,000		346,783
United Kingdom Gilt,
Unscd. Bonds	GBP	3.25	1/22/2044	247,860		425,287
Warwick Finance Residential
Mortgages No. Two,
Ser. 2, Cl. D, 3 Month LIBOR +2.00%	GBP	2.80	9/21/2049	100,000	[b]	131,203
						8,552,725
United States - 5.2%
AES,
Sr. Unscd. Notes		4.88	5/15/2023	540,000		546,750
Berkshire Hathaway,
Sr. Unscd. Notes	EUR	0.50	3/13/2020	100,000		115,119
BP Capital Markets America,
Gtd. Notes		4.50	10/1/2020	280,000		288,035
Braskem America Finance,
Gtd. Notes		7.13	7/22/2041	230,000		260,188
CITGO Petroleum,
Sr. Scd. Notes		6.25	8/15/2022	279,000	[c]	276,210
Citigroup,
Sr. Unscd. Notes	EUR	0.50	1/29/2022	339,000		388,809
Dresdner Funding Trust I,
Jr. Sub. Notes		8.15	6/30/2031	122,000	[c]	148,182
Express Scripts Holding,
Gtd. Notes		2.25	6/15/2019	700,000		698,515
Exterran Energy Solutions,
Gtd. Notes		8.13	5/1/2025	165,000		161,700
Ford Motor Credit Co.,
Sr. Unscd. Notes, 3 Month EURIBOR
+.73% @ Floor	EUR	0.41	11/15/2023	401,000	[b]	404,741
General Electric,
Gtd. Bonds		2.20	1/9/2020	600,000		594,879
General Electric,
Jr. Sub. Debs., Ser. D		5.00	12/29/2049	190,000		167,480
Glencore Funding,
Gtd. Notes		2.88	4/16/2020	690,000		684,626

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 26.4% (continued)
United States - 5.2% (continued)
HCA,
Sr. Scd. Bonds		4.50	2/15/2027	500,000		505,150
Kraton Polymers,
Gtd. Notes	EUR	5.25	5/15/2026	430,000		454,167
MCF CLO V,
Ser. 2017-1A, Cl. D, 3 Month LIBOR
+4.55%		7.02	4/20/2029	250,000	[b,c]	242,069
Motiva Enterprises,
Sr. Unscd. Notes		5.75	1/15/2020	600,000	[c]	610,581
MVW Owner Trust,
Ser. 2016-1A, Cl. A		2.25	12/20/2033	67,362	[c]	65,838
Patterson-UTI Energy,
Gtd. Notes		3.95	2/1/2028	196,000		177,182
Prologis,
Gtd. Notes	EUR	1.38	10/7/2020	700,000		815,669
Rockies Express Pipeline,
Sr. Unscd. Notes		6.88	4/15/2040	400,000	[c]	430,000
Superior Industries International,
Gtd. Notes	EUR	6.00	6/15/2025	200,000		187,776
Taco Bell Funding,
Ser. 2016-1A, Cl. A2II		4.38	5/25/2046	492,500	[c]	499,214
Tallgrass Energy Partners,
Gtd. Notes		5.50	1/15/2028	500,000	[c]	488,750
TransDigm,
Gtd. Notes		6.00	7/15/2022	200,000		202,000
TransDigm,
Sr. Scd. Notes		6.25	3/15/2026	500,000		508,750
Voya Financial,
Gtd. Notes		5.65	5/15/2053	400,000		389,000
						10,311,380
Zambia - .2%
Zambian Government,
Unscd. Notes		5.38	9/20/2022	600,000		471,174
Total Bonds and Notes
(cost $52,482,586)						51,937,333
Description				Shares		Value ($)
Common Stocks - 1.4%
Guernsey - .3%
Amedeo Air Four Plus				456,032		640,001
Spain - 1.1%
Grifols, ADR				114,273		2,127,763
Total Common Stocks
(cost $2,450,290)						2,767,764

Description /Number of	Exercise		Expiration	Notional
Contracts/Counterparty	Price		Date	Amount ($)		Value ($)
Options Purchased - .9%
Call Options - .7%
30-Year U.S. Treasury Bonds,
Contracts 36	140.00		2/22/2019	3,600,000		241,875
CAC 40 Index,
Contracts 45	EUR	5,200	3/15/2019	2,340,000		9,379
DAX Index,
Contracts 39	EUR	11,450	2/15/2019	2,232,750		5,223
EURO STOXX 50 Price EUR Index,
Contracts 57	EUR	3,100	4/18/2019	1,767,000		68,570
EURO STOXX 50 Price EUR Index,
Contracts 42	EUR	3,275	2/15/2019	1,375,500		673
Hang Seng China Enterprises Index,
Contracts 30	HKD	10,900	4/29/2019	16,350,000		102,840
Hang Seng Index,
Contracts 15	HKD	26,400	2/27/2019	19,800,000		167,640
Markit iTraxx Europe Crossover Index
Series 30
Contracts 2,000,000 BNP Paribas	EUR	313.00	5/15/2019	2,000,000,000	[e]	15,857
MSCI Emerging Markets Index,
Contracts 25	1,040		4/18/2019	2,600,000		126,375
MSCI Emerging Markets Index,
Contracts 20	965.00		2/15/2019	1,930,000		193,900
MSCI Emerging Markets Index,
Contracts 13	1,050		3/15/2019	1,365,000		44,980
Nikkei 225 Index,
Contracts 15	JPY	21,375	2/8/2019	320,625,000		3,030
Nikkei 225 Index,
Contracts 5	JPY	24,500	3/8/2019	122,500,000		46
S&P 500 Index,
Contracts 7	2,650		4/18/2019	1,855,000		76,160
S&P 500 Index,
Contracts 13	2,710		4/18/2019	3,523,000		89,830
S&P 500 Index,
Contracts 9	2,525		2/15/2019	2,272,500		159,822
S&P 500 Index,
Contracts 8	2,650		3/15/2019	2,120,000		71,520
S&P 500 Index,
Contracts 10	2,925		3/15/2019	2,925,000		1,280
South African Rand,
Contracts 1,000,000 Citigroup	14.10		2/7/2019	1,000,000		97
Swiss Market Index,
Contracts 44	CHF	8,850	4/18/2019	3,894,000		78,801
						1,457,898
Put Options - .2%
Australian Dollar,
Contracts 1,000,000 HSBC	0.74		3/4/2019	1,000,000		5,333
Brazilian Real,
Contracts 500,000 Citigroup	3.73		2/6/2019	500,000		11,777

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description /Number of	Exercise		Expiration	Notional
Contracts/Counterparty	Price		Date	Amount ($)[a]	Value ($)
Options Purchased - .9% (continued)
Put Options - .2% (continued)
CAC 40 Index,
Contracts 29	EUR	4,950	3/15/2019	1,435,500	26,372
DAX Index,
Contracts 4	EUR	10,750	3/15/2019	215,000	2,580
EURO STOXX 50 Price EUR Index,
Contracts 51	EUR	3,100	2/15/2019	1,581,000	8,114
EURO STOXX 50 Price EUR Index,
Contracts 57	EUR	2,950	3/15/2019	1,681,500	8,286
Hang Seng Index,
Contracts 12	HKD	26,800	3/28/2019	16,080,000	26,226
Japanese Yen,
Contracts 1,800,000 Goldman Sachs	105.50		4/11/2019	1,800,000	8,665
Japanese Yen,
Contracts 1,000,000 HSBC	107.50		2/13/2019	1,000,000	1,606
Japanese Yen,
Contracts 1,000,000 Morgan Stanley	106.25		2/5/2019	1,000,000	28
Japanese Yen,
Contracts 1,800,000 Barclays Capital	105.50		4/16/2019	1,800,000	9,402
Japanese Yen,
Contracts 1,000,000 Goldman Sachs	108.50		2/21/2019	1,000,000	5,649
MSCI Emerging Markets Index,
Contracts 15	920.00		3/15/2019	1,380,000	2,925
Nikkei 225 Index,
Contracts 8	JPY	19,750	4/12/2019	158,000,000	25,706
Nikkei 225 Index,
Contracts 4	JPY	19,500	12/13/2019	78,000,000	38,191
S&P 500 Index,
Contracts 4	2,600 1		2/20/2019	1,040,000	48,760
S&P 500 Index,
Contracts 6	2,690		2/15/2019	1,614,000	13,560
S&P 500 Index,
Contracts 1	2,600		6/21/2019	260,000	6,940
S&P 500 Index,
Contracts 6	2,375		3/15/2019	1,425,000	2,868
Swiss Market Index,
Contracts 22	CHF	8,650	4/18/2019	1,903,000	36,348
					289,336
Total Options Purchased
(cost $1,644,001)					1,747,234
	1-Day
Description	Yield (%)			Shares	Value ($)
Investment Companies - 65.7%
Guernsey - .9%
HICL Infrastructure Company				396,394	863,051
International Public Partnerships				259,692	525,224
Renewables Infrastructure Group				214,053	331,287
					1,719,562

	1-Day
Description	Yield (%)	Shares		Value ($)
Investment Companies - 65.7% (continued)
Jersey - .7%
3i Infrastructure		247,574		860,665
GCP Infrastructure Investments		277,480		458,568
				1,319,233
Luxembourg - .1%
BBGI SICAV Fund		131,700		266,016
United Kingdom - .2%
Greencoat UK Wind Funds		245,729		431,235
John Laing Environmental Assets Group		51,776		74,021
				505,256
Registered Investment Companies - 63.8%
Dreyfus Institutional Preferred
Government Plus Money Market
Fund	2.37	31,088,750	[f]	31,088,750
Dreyfus Institutional Preferred Money
Market Fund, Institutional Shares	2.52	94,302,238	[f]	94,305,787
				125,394,537
Total Investment Companies
(cost $128,973,447)				129,204,604
		Shares
Preferred Stocks - .3%
Guernsey - .3%
Doric Nimrod Air Two
(cost $536,270)	9.18	187,658		536,568

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $186,086,594)	94.7%	186,193,503
Cash and Receivables (Net)	5.3%	10,359,746
Net Assets	100.0%	196,553,249

ADR—American Depository Receipt
BADLAR—Buenos Aires Interbank Offer Rate
EURIBOR—Euro Interbank Offered Rate
LIBOR—London Interbank Offered Rate
LIMEAN—London Interbank Mean Rate
ARS—Argentine Peso
BRL—Brazilian Real
CHF—Swiss Franc
CLP—Chilean Peso
COP—Colombian Peso
EGP—Egyptian Pound
EUR—Euro
GBP—British Pound
HKD—Hong Kong Dollar
IDR—Indonesian Rupiah
JPY—Japanese Yen
PEN—Peruvian Nuevo Sol
ZAR—South African Rand

[a]	Amount stated in U.S. Dollars unless otherwise noted above.
[b]	Variable rate security—rate shown is the interest rate in effect at period end.
[c]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, these securities were valued at $7,218,953 or 3.67% of net assets.

[d]	Security issued with a zero coupon. Income is recognized through the accretion of discount.
[e]	Exercise price is referenced as basis points.
[f]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Absolute Insight Multi-Strategy Fund
January 31, 2019 (Unaudited)

The following is a summary of the inputs used as of January 31, 2019 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	1,328,105	-	1,328,105
Collateralized Loan
Obligations	-	1,028,902	-	1,028,902
Commercial Mortgage-
Backed	-	2,950,614	-	2,950,614
Corporate Bonds	-	32,357,181	-	32,357,181
Equity Securities-Common
Stocks	2,127,763	640,001 †	-	2,767,764
Equity Securities-Preferred
Stocks	-	536,568 †	-	536,568
Foreign Government		14,272,531	-	14,272,531
Investment Companies	129,204,604			129,204,604
Other Financial Instruments:
Futures††	121,103			121,103
Forward Foreign Currency
Exchange Contracts††	-	699,524	-	699,524
Options Purchased	1,688,820	58,414	-	1,747,234
Swaps††	-	1,882,114	-	1,882,114
Liabilities ($)
Other Financial Instruments:
Futures††	(409,651)			(409,651)
Forward Foreign Currency
Exchange Contracts††	-	(1,121,325)	-	(1,121,325)
Options Written	(1,805,259)	(296,744)	-	(2,102,003)
Swaps††	-	(1,977,581)	-	(1,977,581)

†	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon Absolute Insight Multi-Strategy Fund
January 31, 2019 (Unaudited)

						Unrealized
	Number of		Notional			Appreciation
Description	Contracts	Expiration	Value ($)		Value ($)	(Depreciation) ($)
Futures Long
ASX SPI 200	1	3/19	106,211	[a]	105,473	(738)
Australian 10 Year Bond	3	3/19	290,141	[a]	291,165	1,024
CAC 40 10 Euro	1	2/19	54,857	[a]	57,127	2,270
DAX	1	3/19	315,750	[a]	319,172	3,422
DJ Euro Stoxx 50	7	3/19	252,315	[a]	252,545	230
Euro 30 Year Bond	2	3/19	414,073	[a]	425,471	11,398
Euro Stoxx 50 Dividend	22	12/19	297,823	[a]	305,700	7,877
Euro Stoxx 50 Dividend	80	12/21	1,112,294	[a]	1,053,032	(59,262)
Euro Stoxx 50 Dividend	121	12/20	1,701,703	[a]	1,682,734	(18,969)
Euro-Bond	3	3/19	561,087	[a]	568,878	7,791
FTSE 100	3	3/19	266,639	[a]	271,600	4,961
KOSPI 200 Index	1	3/19	63,497	[a]	64,474	977
Long Gilt	5	3/19	808,962	[a]	810,110	1,148
Mini MSCI Emerging
Markets Index	5	3/19	259,459		266,150	6,691
Nikkei 225 Index US
denominated	1	3/19	104,169		104,175	6
Standard & Poor's 500 E-
mini	2	3/19	265,356		270,450	5,094
U.S. Treasury Long Bond	3	3/19	441,474		440,063	(1,411)
U.S. Treasury Ultra Long
Bond	16	3/19	2,520,401		2,578,000	57,599
Ultra 10 Year U. S.
Treasury Notes	4	3/19	512,135		522,750	10,615
Futures Short
DJ Euro Stoxx 50	27	3/19	927,381	[a]	974,100	(46,719)
E-mini Nasdaq-100	2	3/19	261,536		276,590	(15,054)
Euro 30 Year Bond	1	3/19	202,226	[a]	212,735	(10,509)
Euro-Bobl	8	3/19	1,210,976	[a]	1,217,213	(6,237)
Euro-Bond	5	3/19	933,506	[a]	948,129	(14,623)
FTSE 100	16	3/19	1,419,092	[a]	1,448,531	(29,439)
FTSE/MIB Index	11	3/19	1,231,590	[a]	1,240,237	(8,647)
IBEX 35 Index	1	2/19	100,985	[a]	103,640	(2,655)
Long Gilt	8	3/19	1,280,425	[a]	1,296,176	(15,751)
Mdax Index	3	3/19	378,182	[a]	405,738	(27,556)
U.S. Treasury 10 Year
Notes	10	3/19	1,206,651		1,224,688	(18,037)
U.S. Treasury 10 Year
Notes	14	3/19	1,665,983		1,714,563	(48,580)
U.S. Treasury 2 Year
Notes	32	3/19	6,752,790		6,794,500	(41,710)

					Unrealized
	Number of		Notional		Appreciation
Description	Contracts	Expiration	Value ($)	Value ($)	(Depreciation) ($)
Futures Short (continued)
U.S. Treasury 5 Year
Notes	10	3/19	1,127,326	1,148,594	(21,268)
U.S. Treasury Long Bond	3	3/19	430,344	440,063	(9,719)
U.S. Treasury Ultra Long
Bond	2	3/19	309,483	322,250	(12,767)
Gross Unrealized Appreciation					121,103
Gross Unrealized Depreciation					(409,651)

[a]	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
BNY Mellon Absolute Insight Multi-Strategy Fund
January 31, 2019 (Unaudited)

Description/ Contracts/		Expiration	Notional
Counterparties	Exercise Price	Date	Amount [a]		Value ($)
Call Options:
Markit CDX North America High
Yield Index Series 31
Contracts 1,800,000, Citigroup	10,400	5/15/19	1,800,000,000	[b]	(26,548)
Markit CDX North America
Investment Grade Index Series
31
Contracts 7,600,000, Citigroup	85	3/20/19	7,600,000,000	[b]	(58,414)
Markit iTraxx Europe Crossover
Index Series 30
Contracts 1,300,000, Citigroup	350	2/20/19	1,300,000,000	[b]	(25,597)
Markit iTraxx Europe Crossover
Index Series 30
Contracts 2,000,000, BNP
Paribas	375	5/15/19	2,000,000,000	[b]	(57,432)
CAC 40 Index
Contracts 90	5,350	3/15/19	4,815,000	EUR	(4,038)
DAX Index
Contracts 78	11,800	2/15/19	4,602,000	EUR	(804)
EURO STOXX 50 Price EUR Index
Contracts 114	3,200	4/18/19	3,648,000	EUR	(65,634)
EURO STOXX 50 Price EUR Index
Contracts 42	3,400	2/15/19	1,428,000	EUR	(96)
Hang Seng China Enterprises
Index
Contracts 30	11,300	4/29/19	16,950,000	HKD	(61,933)
Hang Seng Index
Contracts 30	27,200	2/27/19	40,800,000	HKD	(204,151)
MSCI Emerging Markets Index
Contracts 40	1,000	2/15/19	4,000,000		(257,800)
MSCI Emerging Markets Index
Contracts 25	1,070	4/18/19	2,675,000		(83,125)
MSCI Emerging Markets Index
Contracts 25	1,090	4/18/19	2,725,000		(60,750)
MSCI Emerging Markets Index
Contracts 13	1,090	3/15/19	1,417,000		(19,370)
Nikkei 225 Index
Contracts 6	20,500	4/12/19	123,000,000	JPY	(36,355)
Nikkei 225 Index
Contracts 30	22,000	2/8/19	660,000,000	JPY	(551)
Nikkei 225 Index
Contracts 4	25,500	12/13/19	102,000,000	JPY	(3,268)
Nikkei 225 Index
Contracts 5	25,750	3/8/19	128,750,000	JPY	(46)
S&P 500 Index
Contracts 18	2,600	2/15/19	4,680,000		(190,566)

Description/ Contracts/		Expiration	Notional
Counterparties	Exercise Price	Date	Amount [a]		Value ($)
Call Options: (continued)
S&P 500 Index
Contracts 8	2,725	3/15/19	2,180,000		(31,200)
S&P 500 Index
Contracts 7	2,750	4/18/19	1,925,000		(35,700)
S&P 500 Index
Contracts 13	2,760	4/18/19	3,588,000		(61,074)
S&P 500 Index
Contracts 13	2,780	4/18/19	3,614,000		(49,777)
S&P 500 Index
Contracts 10	3,025	3/15/19	3,025,000		(325)
S&P 500 Index
Contracts 4	3,125	12/20/19	1,250,000		(6,620)
S&P/ASX 200 Index
Contracts 43	5,825	4/18/19	2,504,750	AUD	(37,227)
S&P/TSX 60 Index
Contracts 209	920	3/15/19	1,922,800	CAD	(33,761)
Swiss Market Index
Contracts 23	8,850	2/15/19	2,035,500	CHF	(35,016)
Swiss Market Index
Contracts 44	9,000	4/18/19	3,960,000	CHF	(49,108)
Swiss Market Index
Contracts 44	9,100	4/18/19	4,004,000	CHF	(34,237)
Brazilian Real
Contracts 500,000, Citigroup	3.88	2/6/19	500,000		(7)
Japanese Yen
Contracts 1,800,000, Barclays
Capital	110.5	4/16/19	1,800,000		(8,008)
Japanese Yen
Contracts 1,800,000, Goldman
Sachs	110.5	4/11/19	1,800,000		(7,483)
Mexican Peso
Contracts 1,440,000, Merrill
Lynch, Pierce, Fenner & Smith	19.5	4/25/19	1,440,000		(28,432)
South African Rand
Contracts 1,500,000, Citigroup	14.4	2/7/19	1,500,000		(35)
30-Year U.S. Treasury Bonds
Contracts 36	142	2/22/19	3,600,000		(170,438)
Put Options:
Markit CDX North America High
Yield Index Series 31
Contracts 1,800,000, Citigroup	10,400	5/15/19	1,800,000,000	[b]	(18,169)
Markit CDX North America
Investment Grade Index Series
31
Contracts 7,600,000, Citigroup	85	3/20/19	7,600,000,000	[b]	(2,998)

STATEMENT OF OPTIONS WRITTEN (Unaudited) (continued)

Description/ Contracts/		Expiration	Notional
Counterparties	Exercise Price	Date	Amount [a]		Value ($)
Put Options: (continued)
Markit CDX North America
Investment Grade Index Series
31
Contracts 6,700,000, BNP
Paribas	105	5/15/19	6,700,000,000	[b]	(3,997)
Markit iTraxx Europe Crossover
Index Series 30
Contracts 1,300,000, Citigroup	350	2/20/19	1,300,000,000	[b]EUR	(1,368)
Markit iTraxx Europe Crossover
Index Series 30
Contracts 2,000,000, BNP
Paribas	375	5/15/19	2,000,000,000	[b]	(15,322)
CAC 40 Index
Contracts 58	4,700	3/15/19	2,726,000	EUR	(16,271)
EURO STOXX 50 Price EUR Index
Contracts 114	2,850	3/15/19	3,249,000	EUR	(8,742)
EURO STOXX 50 Price EUR Index
Contracts 102	2,950	2/15/19	3,009,000	EUR	(2,452)
EURO STOXX 50 Price EUR Index
Contracts 42	2,975	2/15/19	1,249,500	EUR	(1,298)
Hang Seng China Enterprises
Index
Contracts 30	9,700	4/29/19	14,550,000	HKD	(11,469)
Hang Seng Index
Contracts 12	25,600	3/28/19	15,360,000	HKD	(11,622)
Hang Seng Index
Contracts 12	26,000	3/28/19	15,600,000	HKD	(15,522)
MSCI Emerging Markets Index
Contracts 30	880	3/15/19	2,640,000		(3,000)
MSCI Emerging Markets Index
Contracts 13	960	3/15/19	1,248,000		(5,265)
Nikkei 225 Index
Contracts 4	17,000	12/13/19	68,000,000	JPY	(15,056)
Nikkei 225 Index
Contracts 16	18,750	4/12/19	300,000,000	JPY	(25,706)
Nikkei 225 Index
Contracts 6	20,000	4/12/19	120,000,000	JPY	(22,860)
S&P 500 Index
Contracts 12	2,250	3/15/19	2,700,000		(3,000)
S&P 500 Index
Contracts 4	2,375	12/20/19	950,000		(27,700)
S&P 500 Index
Contracts 7	2,400	4/18/19	1,680,000		(9,660)
S&P 500 Index
Contracts 8	2,475	3/15/19	1,980,000		(8,008)
S&P 500 Index
Contracts 12	2,520	2/15/19	3,024,000		(3,600)
S&P 500 Index
Contracts 3	2,525	3/15/19	757,500		(3,915)

Description/ Contracts/		Expiration	Notional
Counterparties	Exercise Price	Date	Amount [a]		Value ($)
Put Options: (continued)
S&P/ASX 200 Index
Contracts 43	5,750	4/18/19	2,472,500	AUD	(32,788)
Swiss Market Index
Contracts 44	8,350	4/18/19	3,674,000	CHF	(39,290)
Swiss Market Index
Contracts 23	8,700	2/15/19	2,001,000	CHF	(5,065)
Australian Dollar
Contracts 2,000,000, HSBC	0.75	3/4/19	2,000,000		(3,008)
Japanese Yen
Contracts 1,800,000, Goldman
Sachs	103.5	4/11/19	1,800,000		(4,323)
Japanese Yen
Contracts 1,800,000, Barclays
Capital	103.5	4/16/19	1,800,000		(4,813)
Japanese Yen
Contracts 1,500,000, HSBC	105.5	2/13/19	1,500,000		(383)
Japanese Yen
Contracts 1,000,000, Morgan
Stanley	106.25	2/5/19	1,000,000		(28)
Japanese Yen
Contracts 2,000,000, Goldman
Sachs	106.5	2/21/19	2,000,000		(2,835)
Mexican Peso
Contracts 1,440,000, Merrill
Lynch, Pierce, Fenner & Smith	19.25	4/25/19	1,440,000		(27,544)
30-Year U.S. Treasury Bonds
Contracts 36	134	2/22/19	3,600,000		-
Total Options Written
(premiums received $2,238,785)					(2,102,003)

[a]	Notional amount stated in U.S. Dollars unless otherwise indicated.
[b]	Exercise price is referenced as basis points.

AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
EUR—Euro
JPY—Japanese Yen
See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
BNY Mellon Absolute Insight Multi-Strategy Fund
January 31, 2019 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Barclays Capital
South African		United States
Rand	6,821,888	Dollar	500,000	2/20/19	13,151
		United States
Australian Dollar	70,000	Dollar	50,388	2/20/19	510
United States
Dollar	539,787	Australian Dollar	758,220	2/20/19	(11,529)
		United States
Brazilian Real	1,446,561	Dollar	396,112	2/4/19	408
United States
Dollar	387,195	Brazilian Real	1,446,561	2/4/19	(9,325)
BNP Paribas
United States		South African
Dollar	770,155	Rand	10,763,000	2/28/19	(38,706)
Citigroup
		United States
Mexican Peso	11,200,000	Dollar	589,028	2/28/19	(5,809)
United States
Dollar	974,054	Mexican Peso	19,400,000	2/28/19	(36,165)
		United States
Swiss Franc	474,182	Dollar	476,806	2/20/19	924
		United States
Turkish Lira	10,700,000	Dollar	1,952,633	2/28/19	85,975
United States
Dollar	945,433	Turkish Lira	5,300,000	2/28/19	(64,345)
		United States
Indian Rupee	34,600,000	Dollar	484,628	2/20/19	759
United States
Dollar	1,211,173	Swiss Franc	1,185,000	4/17/19	10,602
		United States
Norwegian Krone	8,512,899	Dollar	996,187	2/20/19	14,125
		United States
Euro	100,000	Dollar	114,278	2/22/19	394
		United States
Danish Krone	173,107	Dollar	26,590	2/1/19	(47)
United States
Dollar	97,298	Australian Dollar	135,000	4/17/19	(940)
United States
Dollar	89,055	British Pound	67,935	2/20/19	(140)
United States		New Zealand
Dollar	508,906	Dollar	750,000	2/20/19	(9,737)
		United States
Brazilian Real	7,626,283	Dollar	2,050,477	2/4/19	39,979
United States
Dollar	2,074,369	Brazilian Real	7,626,283	2/4/19	(16,087)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Citigroup (continued)
United States		South African
Dollar	555,341	Rand	7,623,977	2/20/19	(18,145)
		United States
Euro	200,000	Dollar	230,466	2/28/19	(1,006)
United States
Dollar	991,047	Euro	865,335	2/28/19	(1,752)
		United States
Brazilian Real	2,937,864	Dollar	783,744	4/2/19	18,324
United States
Dollar	1,249,885	Brazilian Real	4,720,000	4/2/19	(38,726)
Hungarian Forint	221,000,000	Euro	220,976,333	2/28/19	23,667
Hungarian Forint	678,185	Euro	682,043	2/28/19	(3,858)
New Zealand
Dollar	750,000	Japanese Yen	744,994	2/20/19	5,006
New Zealand
Dollar	56,060,562	Japanese Yen	56,062,425	2/20/19	(1,863)
Goldman Sachs
Chinese Yuan		United States
Renminbi	5,200,000	Dollar	773,947	2/28/19	1,495
		United States
Swiss Franc	33	Dollar	33	2/1/19	-
United States
Dollar	1,160,059	Mexican Peso	22,220,000	2/28/19	2,993
United States
Dollar	151,098	Argentine Peso	5,985,000	3/13/19	(2,557)
South African		United States
Rand	13,840,000	Dollar	983,594	2/28/19	56,510
United States		South African
Dollar	669,228	Rand	9,692,643	2/28/19	(59,194)
United States		Indonesian
Dollar	1,779,275	Rupiah	25,404,340,000	3/13/19	(29,989)
		United States
Chilean Peso	38,831,000	Dollar	57,741	3/13/19	1,475
HSBC
		United States
Russian Ruble	41,700,000	Dollar	622,709	3/13/19	11,664
		United States
British Pound	800,000	Dollar	1,030,212	2/13/19	19,766
		United States
Euro	140,000	Dollar	159,709	2/13/19	710
United States
Dollar	827,030	Euro	730,000	2/13/19	(9,440)
United States
Dollar	519,878	Chilean Peso	340,000,000	3/13/19	1,389
Euro	49,414	Hungarian Forint	48,853	2/28/19	561
Euro	15,914,351	Hungarian Forint	15,916,000	2/28/19	(1,649)
United States
Dollar	344,479	Euro	300,000	2/1/19	1,070

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
HSBC (continued)
		United States
Hungarian Forint	54,197,000	Dollar	196,286	2/28/19	470
		United States
Brazilian Real	1,437,807	Dollar	392,415	4/2/19	122
		United States
Thai Baht	29,340,000	Dollar	896,236	2/28/19	43,486
United States
Dollar	788,544	Thai Baht	25,000,000	2/28/19	(12,173)
		United States
Turkish Lira	505,000	Dollar	89,926	2/28/19	6,289
United States
Dollar	280,960	Euro	245,000	3/8/19	(330)
		United States
Euro	300,000	Dollar	346,051	3/27/19	(1,028)
United States
Dollar	513,511	Euro	450,000	3/27/19	(4,024)
United States
Dollar	510,824	Australian Dollar	715,000	4/17/19	(9,471)
		United States
Mexican Peso	8,200,000	Dollar	404,019	2/28/19	22,981
		United States
Brazilian Real	1,500,000	Dollar	397,878	3/13/19	12,298
		United States
Euro	1,094,000	Dollar	1,256,169	2/22/19	(1,658)
United States
Dollar	1,963,698	Euro	1,720,000	2/22/19	(8,659)
Chinese Yuan		United States
Renminbi	499,000	Dollar	72,298	2/28/19	2,115
South African		United States
Rand	16,695,000	Dollar	1,206,005	2/28/19	48,658
J.P. Morgan Securities
United States		South African
Dollar	214,934	Rand	3,100,000	2/28/19	(18,037)
		United States
Brazilian Real	1,455,387	Dollar	389,870	4/2/19	7,466
		United States
Euro	870,946	Dollar	989,855	2/20/19	8,708
		United States
Brazilian Real	7,316,551	Dollar	1,937,596	2/4/19	67,959
United States
Dollar	1,989,889	Brazilian Real	7,316,551	2/4/19	(15,666)
United States
Dollar	6,463,680	British Pound	5,000,000	4/17/19	(120,536)
United States
Dollar	491,433	Brazilian Real	1,850,000	2/8/19	(15,548)
		United States
Hungarian Forint 107,000,000		Dollar	390,916	2/28/19	(2,464)
United States
Dollar	127,217	British Pound	100,000	2/13/19	(4,030)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
J.P. Morgan Securities (continued)
		United States
Japanese Yen	322,793,503	Dollar	2,944,907	2/20/19	23,219
Euro	648,943	Hungarian Forint	643,005	2/28/19	5,938
Euro	210,305,014	Hungarian Forint	210,330,000	2/28/19	(24,986)
South African		United States
Rand	2,656,000	Dollar	184,192	2/28/19	15,412
Merrill Lynch, Pierce, Fenner & Smith
		United States
Turkish Lira	5,270,000	Dollar	952,625	2/28/19	51,437
United States
Dollar	818,477	Turkish Lira	4,500,000	2/28/19	(38,881)
United States
Dollar	6,929,907	Euro	6,070,000	3/27/19	(51,063)
South African		United States
Rand	12,855,000	Dollar	932,631	2/28/19	33,448
United States		South African
Dollar	808,422	Rand	11,658,694	2/28/19	(67,753)
United States
Dollar	786,500	Russian Ruble	52,200,000	3/13/19	(7,607)
		United States
Japanese Yen	3,276,498	Dollar	30,000	2/20/19	128
Peruvian Nuevo		United States
Sol	1,310,000	Dollar	391,922	3/13/19	1,239
United States
Dollar	874,886	Japanese Yen	94,000,000	4/17/19	6,351
United States
Dollar	778,738	Euro	680,000	2/13/19	(440)
United States
Dollar	1,004,385	Colombian Peso	3,157,286,000	3/13/19	(10,771)
United States
Dollar	962,182	Mexican Peso	18,510,000	2/28/19	(1,692)
South African		United States
Rand	5,248,831	Dollar	394,948	2/4/19	602
		United States
Euro	300,000	Dollar	342,825	4/17/19	2,850
United States
Dollar	3,404,193	Euro	2,945,000	4/17/19	10,816
Japanese Yen	112,206,510	Euro	112,204,884	2/20/19	1,626
Japanese Yen	898,253	Euro	900,000	2/20/19	(1,747)
		United States
Euro	580,000	Dollar	663,772	2/22/19	1,325
		United States
Hungarian Forint 108,879,000		Dollar	392,206	2/28/19	3,068
		United States
Polish Zloty	2,900,000	Dollar	781,621	2/28/19	(1,898)
Morgan Stanley
United States		South African
Dollar	387,682	Rand	5,400,000	2/28/19	(18,139)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Morgan Stanley (continued)
United States
Dollar	5,703,179	British Pound	4,467,000	3/1/19	(164,436)
United States
Dollar	3,671,081	Euro	3,195,000	2/22/19	7,313
RBC Capital Markets
United States		South African
Dollar	1,156,269	Rand	16,786,201	2/28/19	(105,248)
		United States
Euro	436,963	Dollar	500,000	2/20/19	989
		United States
Hungarian Forint	54,400,000	Dollar	196,601	2/28/19	892
Toronto Dominion Bank
		United States
Brazilian Real	3,055,360	Dollar	836,649	2/4/19	862
United States
Dollar	785,480	Brazilian Real	3,055,360	2/4/19	(52,031)
Gross Unrealized Appreciation					699,524
Gross Unrealized Depreciation					(1,121,325)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
BNY Mellon Absolute Insight Multi-Strategy Fund
January 31, 2019 (Unaudited)

OTC Total Return Swaps
Received	Paid				Unrealized
Reference	Reference		Maturity	Notional	Appreciation
Entity	Entity	Counterparties	Date	Amount	(Depreciation) ($)
		Merrill Lynch,
Ice Libor Chf 1		Pierce, Fenner &
Month	Temenos Ag	Smith	10/17/20	110,411	(1,602)
		Merrill Lynch,
Euribor 1 Month		Pierce, Fenner &
Act/360	Bankinter Sa	Smith	10/17/20	54,812	8,379
		Merrill Lynch,
Euribor 1 Month		Pierce, Fenner &
Act/360	Eni Spa	Smith	10/17/20	35,639	1,867
		Merrill Lynch,
Eurofins	Euribor 1 Month	Pierce, Fenner &
Scientific Se	Act/360	Smith	10/17/20	292,977	(59,108)
Merlin		Merrill Lynch,
Properties	Euribor 1 Month	Pierce, Fenner &
Socimi Sa	Act/360	Smith	10/17/20	354,423	13,672
		Merrill Lynch,
	Euribor 1 Month	Pierce, Fenner &
Vivendi Sa	Act/360	Smith	10/17/20	547,837	9,689
		Merrill Lynch,
Abn Amro Group	Euribor 1 Month	Pierce, Fenner &
Nv	Act/360	Smith	10/17/20	202,093	(9,830)
		Merrill Lynch,
	Euribor 1 Month	Pierce, Fenner &
Liberbank Sa	Act/360	Smith	10/17/20	92,940	616
		Merrill Lynch,
Dermapharm	Euribor 1 Month	Pierce, Fenner &
Holding Se	Act/360	Smith	10/17/20	312,553	(6,979)
	Veolia	Merrill Lynch,
Euribor 1 Month	Environnement	Pierce, Fenner &
Act/360	Sa	Smith	10/17/20	248,870	(20,774)
		Merrill Lynch,
Deutsche Boerse	Euribor 1 Month	Pierce, Fenner &
Ag	Act/360	Smith	10/17/20	307,368	15,644
		Merrill Lynch,
	Euribor 1 Month	Pierce, Fenner &
Rwe Ag	Act/360	Smith	10/17/20	144,404	27,244
Sherborne		Merrill Lynch,
Investors	Ice Libor Gbp 1	Pierce, Fenner &
Guernsey B	Month	Smith	10/17/20	47,432	(64,006)
Sherborne		Merrill Lynch,
Investors	Ice Libor Gbp 1	Pierce, Fenner &
Guernsey C	Month	Smith	10/17/20	235,854	(60,037)
		Merrill Lynch,
Ice Libor Gbp 1		Pierce, Fenner &
Month	Bunzl Plc	Smith	10/17/20	119,523	(6,888)

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Total Return Swaps
Received	Paid				Unrealized
Reference	Reference		Maturity	Notional	Appreciation
Entity	Entity	Counterparties	Date	Amount	(Depreciation) ($)
		Merrill Lynch,
Blue Prism	Ice Libor Gbp 1	Pierce, Fenner &
Group Plc	Month	Smith	10/17/20	17,745	(4,665)
		Merrill Lynch,
Rolls-Royce	Ice Libor Gbp 1	Pierce, Fenner &
Holdings Plc	Month	Smith	10/17/20	178,776	(1,632)
		Merrill Lynch,
Londonmetric	Ice Libor Gbp 1	Pierce, Fenner &
Property Plc	Month	Smith	10/17/20	58,696	1,765
		Merrill Lynch,
Ice Libor Gbp 1		Pierce, Fenner &
Month	Bunzl Plc	Smith	10/17/20	65,412	(5,681)
		Merrill Lynch,
Ice Libor Gbp 1		Pierce, Fenner &
Month	Bunzl Plc	Smith	10/17/20	23,263	(2,079)
		Merrill Lynch,
	Ice Libor Gbp 1	Pierce, Fenner &
Ssp Group Plc	Month	Smith	10/17/20	34,133	(68)
		Merrill Lynch,
	Ice Libor Gbp 1	Pierce, Fenner &
Relx Plc	Month	Smith	10/17/20	49,527	3,942
		Merrill Lynch,
	Ice Libor Gbp 1	Pierce, Fenner &
Ssp Group Plc	Month	Smith	10/17/20	22,855	88
		Merrill Lynch,
Abn Amro Group	Euribor 1 Month	Pierce, Fenner &
Nv	Act/360	Smith	10/17/20	72,096	1,517
		Merrill Lynch,
Ice Libor Chf 1		Pierce, Fenner &
Month	Temenos Ag	Smith	10/17/20	2,424	64
		Merrill Lynch,
Ice Libor Chf 1		Pierce, Fenner &
Month	Temenos Ag	Smith	10/17/20	37,163	968
		Merrill Lynch,
	Ice Libor Gbp 1	Pierce, Fenner &
Ssp Group Plc	Month	Smith	10/17/20	29,604	(419)
		Merrill Lynch,
Deutsche Boerse	Euribor 1 Month	Pierce, Fenner &
Ag	Act/360	Smith	10/17/20	62,538	2,185
		Merrill Lynch,
Ice Libor Gbp 1		Pierce, Fenner &
Month	Bunzl Plc	Smith	10/17/20	31,510	(1,371)
		Merrill Lynch,
	Euribor 1 Month	Pierce, Fenner &
Rwe Ag	Act/360	Smith	10/17/20	37,401	7,257
		Merrill Lynch,
	Euribor 1 Month	Pierce, Fenner &
Rwe Ag	Act/360	Smith	10/17/20	22,441	4,394
		Merrill Lynch,
Euribor 1 Month		Pierce, Fenner &
Act/360	Eni Spa	Smith	10/17/20	24,946	1,207

OTC Total Return Swaps
Received	Paid				Unrealized
Reference	Reference		Maturity	Notional	Appreciation
Entity	Entity	Counterparties	Date	Amount	(Depreciation) ($)
		Merrill Lynch,
Euribor 1 Month		Pierce, Fenner &
Act/360	Eni Spa	Smith	10/17/20	17,015	761
		Merrill Lynch,
Euribor 1 Month		Pierce, Fenner &
Act/360	Eni Spa	Smith	10/17/20	1,051	48
		Merrill Lynch,
Euribor 1 Month		Pierce, Fenner &
Act/360	Eni Spa	Smith	10/17/20	4,999	252
		Merrill Lynch,
Euribor 1 Month		Pierce, Fenner &
Act/360	Eni Spa	Smith	10/17/20	38,181	1,939
		Merrill Lynch,
Rolls-Royce	Ice Libor Gbp 1 Pierce, Fenner &
Holdings Plc	Month	Smith	10/17/20	95,118	4,521
		Merrill Lynch,
Deutsche Boerse	Euribor 1 Month	Pierce, Fenner &
Ag	Act/360	Smith	10/17/20	73,449	2,517
		Merrill Lynch,
	Euribor 1 Month	Pierce, Fenner &
Rwe Ag	Act/360	Smith	10/17/20	14,961	2,585
Euribor 1 Month		J.P. Morgan
Act/360	Air Liquide Sa	Securities	11/4/20	144,918	711
Euribor 1 Month		J.P. Morgan
Act/360	Grifols Sa	Securities	11/4/20	2,232,119	293,629
Bank Of Ireland	Euribor 1 Month	J.P. Morgan
Group Plc	Act/360	Securities	11/4/20	58,264	(10,397)
Applied
Graphene	Ice Libor Gbp 1	J.P. Morgan
Materials Plc	Month	Securities	11/4/20	60,865	(24,184)
Electra Private	Ice Libor Gbp 1	J.P. Morgan
Equity Plc	Month	Securities	11/4/20	118,334	(131,191)
Land Securities	Ice Libor Gbp 1	J.P. Morgan
Group Plc	Month	Securities	11/4/20	555,415	4,313
Rsa Insurance	Ice Libor Gbp 1	J.P. Morgan
Group Plc	Month	Securities	11/4/20	1,117,977	(75,231)
Contourglobal	Ice Libor Gbp 1	J.P. Morgan
Plc	Month	Securities	11/4/20	82,851	(8,929)
		Merrill Lynch,
Ice Libor Chf 1		Pierce, Fenner &
Month	Temenos Ag	Smith	10/17/20	26,526	1,208
		Merrill Lynch,
Blue Prism	Ice Libor Gbp 1	Pierce, Fenner &
Group Plc	Month	Smith	10/17/20	16,182	(3,733)
		Merrill Lynch,
	Euribor 1 Month	Pierce, Fenner &
Asml Holding Nv	Act/360	Smith	10/17/20	58,575	(1,772)
		Merrill Lynch,
Ice Libor Chf 1		Pierce, Fenner &
Month	Temenos Ag	Smith	10/17/20	13,465	960

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Total Return Swaps
Received	Paid				Unrealized
Reference	Reference		Maturity	Notional	Appreciation
Entity	Entity	Counterparties	Date	Amount	(Depreciation) ($)
		Merrill Lynch,
Euribor 1 Month		Pierce, Fenner &
Act/360	Eni Spa	Smith	10/17/20	23,827	1,313
	Barratt	Merrill Lynch,
Ice Libor Gbp 1	Developments	Pierce, Fenner &
Month	Plc	Smith	10/17/20	64,801	(1,697)
		Merrill Lynch,
	Ice Libor Gbp 1	Pierce, Fenner &
Bae Systems Plc	Month	Smith	10/17/20	5,592	(340)
	Barratt	Merrill Lynch,
Ice Libor Gbp 1	Developments	Pierce, Fenner &
Month	Plc	Smith	10/17/20	33,421	(2,039)
		Merrill Lynch,
Ice Libor Chf 1		Pierce, Fenner &
Month	Sgs Sa	Smith	10/17/20	272,145	(12,941)
		Merrill Lynch,
	Ice Libor Gbp 1	Pierce, Fenner &
Ssp Group Plc	Month	Smith	10/17/20	43,716	2,008
London Stock
Exchange Group	Ice Libor Gbp 1	J.P. Morgan
Pl	Month	Securities	11/4/20	7,387	932
		Merrill Lynch,
Abn Amro Group	Euribor 1 Month	Pierce, Fenner &
Nv	Act/360	Smith	10/17/20	121,817	(4,997)
London Stock
Exchange Group	Ice Libor Gbp 1	J.P. Morgan
Pl	Month	Securities	11/4/20	123,480	15,499
		Merrill Lynch,
Ice Libor Chf 1		Pierce, Fenner &
Month	Sgs Sa	Smith	10/17/20	79,476	(2,441)
		Merrill Lynch,
	Euribor 1 Month	Pierce, Fenner &
Sap Se	Act/360	Smith	10/17/20	25,205	25
	Barratt	Merrill Lynch,
Ice Libor Gbp 1	Developments	Pierce, Fenner &
Month	Plc	Smith	10/17/20	49,570	(3,814)
Land Securities	Ice Libor Gbp 1	J.P. Morgan
Group Plc	Month	Securities	11/4/20	17,113	(287)
	Barratt	Merrill Lynch,
Ice Libor Gbp 1	Developments	Pierce, Fenner &
Month	Plc	Smith	10/17/20	24,238	(2,619)
		Merrill Lynch,
Smiths Group	Ice Libor Gbp 1	Pierce, Fenner &
Plc	Month	Smith	10/17/20	12,088	168
		Merrill Lynch,
	Euribor 1 Month	Pierce, Fenner &
Sap Se	Act/360	Smith	10/17/20	78,611	(1,677)
		Merrill Lynch,
Ice Libor Gbp 1		Pierce, Fenner &
Month	Barclays Plc	Smith	10/17/20	62,241	2,293

OTC Total Return Swaps
Received	Paid				Unrealized
Reference	Reference		Maturity	Notional	Appreciation
Entity	Entity	Counterparties	Date	Amount	(Depreciation) ($)
		Merrill Lynch,
Smiths Group	Ice Libor Gbp 1	Pierce, Fenner &
Plc	Month	Smith	10/17/20	2,046	48
		Merrill Lynch,
Smiths Group	Ice Libor Gbp 1	Pierce, Fenner &
Plc	Month	Smith	10/17/20	28,703	579
		Merrill Lynch,
Smiths Group	Ice Libor Gbp 1	Pierce, Fenner &
Plc	Month	Smith	10/17/20	7,711	167
		Merrill Lynch,
	Euribor 1 Month	Pierce, Fenner &
Sap Se	Act/360	Smith	10/17/20	68,695	(1,784)
		Merrill Lynch,
Smiths Group	Ice Libor Gbp 1	Pierce, Fenner &
Plc	Month	Smith	10/17/20	33,080	255
Bank Of Ireland	Euribor 1 Month	J.P. Morgan
Group Plc	Act/360	Securities	11/4/20	38,043	(81)
Bank Of Ireland	Euribor 1 Month	J.P. Morgan
Group Plc	Act/360	Securities	11/4/20	18	-
Bank Of Ireland	Euribor 1 Month	J.P. Morgan
Group Plc	Act/360	Securities	11/4/20	14,810	(300)
Land Securities	Ice Libor Gbp 1	J.P. Morgan
Group Plc	Month	Securities	11/4/20	57,443	3,258
		Merrill Lynch,
Smiths Group	Ice Libor Gbp 1	Pierce, Fenner &
Plc	Month	Smith	10/17/20	41,511	2,553
Bank Of Ireland	Euribor 1 Month	J.P. Morgan
Group Plc	Act/360	Securities	11/4/20	87,699	(690)
Bank Of Ireland	Euribor 1 Month	J.P. Morgan
Group Plc	Act/360	Securities	11/4/20	1,353	19
Bank Of Ireland	Euribor 1 Month	J.P. Morgan
Group Plc	Act/360	Securities	11/4/20	81,617	823
		Merrill Lynch,
Sage Group	Ice Libor Gbp 1	Pierce, Fenner &
Plc/The	Month	Smith	10/17/20	3,153	182
		Merrill Lynch,
Londonmetric	Ice Libor Gbp 1	Pierce, Fenner &
Property Plc	Month	Smith	10/17/20	2,410	173
Bank Of Ireland	Euribor 1 Month	J.P. Morgan
Group Plc	Act/360	Securities	11/4/20	73,392	2,237
		Merrill Lynch,
	Ice Libor Gbp 1	Pierce, Fenner &
Rio Tinto Plc	Month	Smith	10/17/20	87,493	10,100
Bank Of Ireland	Euribor 1 Month	J.P. Morgan
Group Plc	Act/360	Securities	11/4/20	68,423	2,596
		Merrill Lynch,
	Ice Libor Chf 1	Pierce, Fenner &
Swiss Re Ag	Month	Smith	10/17/20	204,822	10,285
		Merrill Lynch,
Londonmetric	Ice Libor Gbp 1	Pierce, Fenner &
Property Plc	Month	Smith	10/17/20	8,466	386

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Total Return Swaps
Received	Paid				Unrealized
Reference	Reference		Maturity	Notional	Appreciation
Entity	Entity	Counterparties	Date	Amount	(Depreciation) ($)
		Merrill Lynch,
	Ice Libor Gbp 1	Pierce, Fenner &
Rio Tinto Plc	Month	Smith	10/17/20	55,857	5,642
		Merrill Lynch,
	Ice Libor Gbp 1	Pierce, Fenner &
Rio Tinto Plc	Month	Smith	10/17/20	110,890	11,214
		Merrill Lynch,
	Euribor 1 Month	Pierce, Fenner &
Sap Se	Act/360	Smith	10/17/20	82,950	(695)
Bank Of Ireland	Euribor 1 Month	J.P. Morgan
Group Plc	Act/360	Securities	11/4/20	76,624	2,631
		Merrill Lynch,
Abn Amro Group	Euribor 1 Month	Pierce, Fenner &
Nv	Act/360	Smith	10/17/20	69,610	2
	Barratt	Merrill Lynch,
Ice Libor Gbp 1	Developments	Pierce, Fenner &
Month	Plc	Smith	10/17/20	84,136	(13,272)
		Merrill Lynch,
Ice Libor Gbp 1	Dairy Crest	Pierce, Fenner &
Month	Group Plc	Smith	10/17/20	3,804	(437)
		Merrill Lynch,
Ice Libor Gbp 1	Dairy Crest	Pierce, Fenner &
Month	Group Plc	Smith	10/17/20	1,167	(136)
		Merrill Lynch,
Ice Libor Gbp 1	Dairy Crest	Pierce, Fenner &
Month	Group Plc	Smith	10/17/20	57	(6)
		Merrill Lynch,
Ice Libor Gbp 1	Dairy Crest	Pierce, Fenner &
Month	Group Plc	Smith	10/17/20	1,325	(168)
		Merrill Lynch,
Ice Libor Gbp 1	Dairy Crest	Pierce, Fenner &
Month	Group Plc	Smith	10/17/20	2,764	(376)
		Merrill Lynch,
Ice Libor Gbp 1	Dairy Crest	Pierce, Fenner &
Month	Group Plc	Smith	10/17/20	7,437	(1,026)
		Merrill Lynch,
Smiths Group	Ice Libor Gbp 1	Pierce, Fenner &
Plc	Month	Smith	10/17/20	17,885	872
		Merrill Lynch,
Smiths Group	Ice Libor Gbp 1	Pierce, Fenner &
Plc	Month	Smith	10/17/20	16,616	726
		Merrill Lynch,
Ice Libor Gbp 1	Dairy Crest	Pierce, Fenner &
Month	Group Plc	Smith	10/17/20	1,604	(227)
		Merrill Lynch,
	Ice Libor Gbp 1	Pierce, Fenner &
Bae Systems Plc	Month	Smith	10/17/20	88,259	9,292
		Merrill Lynch,
	Ice Libor Gbp 1	Pierce, Fenner &
Rio Tinto Plc	Month	Smith	10/17/20	82,385	8,766
Royal Dutch	Ice Libor Gbp 1	J.P. Morgan
Shell Plc	Month	Securities	11/4/20	128,784	2,743

OTC Total Return Swaps
Received	Paid				Unrealized
Reference	Reference		Maturity	Notional	Appreciation
Entity	Entity	Counterparties	Date	Amount	(Depreciation) ($)
		Merrill Lynch,
	Ice Libor Gbp 1	Pierce, Fenner &
Rio Tinto Plc	Month	Smith	10/17/20	50,584	6,977
Royal Dutch	Ice Libor Gbp 1	J.P. Morgan
Shell Plc	Month	Securities	11/4/20	39,066	1,103
		Merrill Lynch,
	Ice Libor Gbp 1	Pierce, Fenner &
Spectris Plc	Month	Smith	10/17/20	28,111	3,978
		Merrill Lynch,
	Ice Libor Gbp 1	Pierce, Fenner &
Bae Systems Plc	Month	Smith	10/17/20	116,091	10,478
		Merrill Lynch,
Euribor 1 Month	Banco Santander	Pierce, Fenner &
Act/360	Sa	Smith	10/17/20	28,481	(729)
		Merrill Lynch,
Euribor 1 Month Banco Santander		Pierce, Fenner &
Act/360	Sa	Smith	10/17/20	93,776	(2,742)
		Merrill Lynch,
Euribor 1 Month	Banco Santander	Pierce, Fenner &
Act/360	Sa	Smith	10/17/20	25,360	(734)
		Merrill Lynch,
Euribor 1 Month	Banco Santander	Pierce, Fenner &
Act/360	Sa	Smith	10/17/20	98,317	(3,110)
		Merrill Lynch,
Taylor Wimpey	Ice Libor Gbp 1	Pierce, Fenner &
Plc	Month	Smith	10/17/20	39,202	6,497
		Merrill Lynch,
Taylor Wimpey	Ice Libor Gbp 1	Pierce, Fenner &
Plc	Month	Smith	10/17/20	89	15
		Merrill Lynch,
Taylor Wimpey	Ice Libor Gbp 1	Pierce, Fenner &
Plc	Month	Smith	10/17/20	457	70
		Merrill Lynch,
Taylor Wimpey	Ice Libor Gbp 1	Pierce, Fenner &
Plc	Month	Smith	10/17/20	3,574	542
		Merrill Lynch,
Ice Libor Gbp 1		Pierce, Fenner &
Month	Bunzl Plc	Smith	10/17/20	11,112	(299)
		Merrill Lynch,
Ice Libor Gbp 1		Pierce, Fenner &
Month	Bunzl Plc	Smith	10/17/20	16,715	(471)
		Merrill Lynch,
	Ice Libor Gbp 1	Pierce, Fenner &
Meggitt Plc	Month	Smith	10/17/20	20,296	1,858
Stockholm		Merrill Lynch,
Interbank	Skandinaviska	Pierce, Fenner &
Offered Rate	Enskilda Banken	Smith	10/17/20	62,778	(5,687)
		Merrill Lynch,
Taylor Wimpey	Ice Libor Gbp 1	Pierce, Fenner &
Plc	Month	Smith	10/17/20	63,144	9,605

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Total Return Swaps
Received	Paid				Unrealized
Reference	Reference		Maturity	Notional	Appreciation
Entity	Entity	Counterparties	Date	Amount	(Depreciation) ($)
		Merrill Lynch,
Taylor Wimpey	Ice Libor Gbp 1	Pierce, Fenner &
Plc	Month	Smith	10/17/20	18,085	2,742
		Merrill Lynch,
	Ice Libor Gbp 1	Pierce, Fenner &
Spectris Plc	Month	Smith	10/17/20	24,631	3,713
		Merrill Lynch,
Bureau Veritas	Euribor 1 Month	Pierce, Fenner &
Sa	Act/360	Smith	10/17/20	43,966	3,994
		Merrill Lynch,
Bureau Veritas	Euribor 1 Month	Pierce, Fenner &
Sa	Act/360	Smith	10/17/20	212,970	19,599
		Merrill Lynch,
	Ice Libor Gbp 1	Pierce, Fenner &
Spectris Plc	Month	Smith	10/17/20	614	78
		Merrill Lynch,
	Euribor 1 Month	Pierce, Fenner &
Vivendi Sa	Act/360	Smith	10/17/20	21,332	458
		Merrill Lynch,
	Euribor 1 Month	Pierce, Fenner &
Vivendi Sa	Act/360	Smith	10/17/20	1,731	36
		Merrill Lynch,
Bureau Veritas	Euribor 1 Month	Pierce, Fenner &
Sa	Act/360	Smith	10/17/20	94,750	7,532
		Merrill Lynch,
Bureau Veritas	Euribor 1 Month	Pierce, Fenner &
Sa	Act/360	Smith	10/17/20	1,732	140
Wm Morrison		Merrill Lynch,
Supermarkets	Ice Libor Gbp 1	Pierce, Fenner &
Plc	Month	Smith	10/17/20	15,900	1,502
Wm Morrison		Merrill Lynch,
Supermarkets	Ice Libor Gbp 1	Pierce, Fenner &
Plc	Month	Smith	10/17/20	16,186	1,519
		Merrill Lynch,
Ice Libor Gbp 1		Pierce, Fenner &
Month	Barclays Plc	Smith	10/17/20	29,046	(230)
Wm Morrison		Merrill Lynch,
Supermarkets	Ice Libor Gbp 1	Pierce, Fenner &
Plc	Month	Smith	10/17/20	16,606	1,064
Wm Morrison		Merrill Lynch,
Supermarkets	Ice Libor Gbp 1	Pierce, Fenner &
Plc	Month	Smith	10/17/20	16,573	1,028
	Barratt	Merrill Lynch,
Ice Libor Gbp 1	Developments	Pierce, Fenner &
Month	Plc	Smith	10/17/20	19,865	(1,870)
		Merrill Lynch,
Taylor Wimpey	Ice Libor Gbp 1	Pierce, Fenner &
Plc	Month	Smith	10/17/20	29,115	1,944
		Merrill Lynch,
Taylor Wimpey	Ice Libor Gbp 1	Pierce, Fenner &
Plc	Month	Smith	10/17/20	22,709	1,410

OTC Total Return Swaps
Received	Paid				Unrealized
Reference	Reference		Maturity	Notional	Appreciation
Entity	Entity	Counterparties	Date	Amount	(Depreciation) ($)
		Merrill Lynch,
Taylor Wimpey	Ice Libor Gbp 1	Pierce, Fenner &
Plc	Month	Smith	10/17/20	56,481	3,599
	Barratt	Merrill Lynch,
Ice Libor Gbp 1	Developments	Pierce, Fenner &
Month	Plc	Smith	10/17/20	38,705	(2,979)
	Barratt	Merrill Lynch,
Ice Libor Gbp 1	Developments	Pierce, Fenner &
Month	Plc	Smith	10/17/20	8,710	(642)
	Barratt	Merrill Lynch,
Ice Libor Gbp 1	Developments	Pierce, Fenner &
Month	Plc	Smith	10/17/20	2,381	(176)
	Barratt	Merrill Lynch,
Ice Libor Gbp 1	Developments	Pierce, Fenner &
Month	Plc	Smith	10/17/20	20,847	(1,624)
		Merrill Lynch,
	Ice Libor Gbp 1	Pierce, Fenner &
Unilever Plc	Month	Smith	10/17/20	20,382	(654)
		Merrill Lynch,
Euribor 1 Month		Pierce, Fenner &
Act/360	L'Oreal Sa	Smith	10/17/20	123,126	(7,311)
		Merrill Lynch,
Euribor 1 Month		Pierce, Fenner &
Act/360	L'Oreal Sa	Smith	10/17/20	123,366	(7,300)
London Stock
Exchange Group	Ice Libor Gbp 1	J.P. Morgan
Pl	Month	Securities	11/4/20	30,329	1,736
		Merrill Lynch,
	Ice Libor Gbp 1	Pierce, Fenner &
Meggitt Plc	Month	Smith	10/17/20	22,812	887
		Merrill Lynch,
	Ice Libor Gbp 1	Pierce, Fenner &
Meggitt Plc	Month	Smith	10/17/20	57,464	2,167
		Merrill Lynch,
Roche Holding	Ice Libor Chf 1	Pierce, Fenner &
Ag	Month	Smith	10/17/20	49,634	1,461
Ice Libor Gbp 1	J D Wetherspoon
Month	Plc	Barclays Capital	1/13/21	12,117	(402)
	Direct Line
Ice Libor Gbp 1	Insurance Group
Month	Pl	Barclays Capital	1/13/21	23,331	(1,053)
Reckitt
Benckiser Group	Ice Libor Gbp 1
Plc	Month	Barclays Capital	1/13/21	42,525	(2,142)
	Ice Libor Gbp 1
Pagegroup Plc	Month	Barclays Capital	1/13/21	53,652	(2,896)
Ice Libor Gbp 1
Month	Imi Plc	Barclays Capital	1/13/21	7,908	11
Ice Libor Gbp 1	J D Wetherspoon
Month	Plc	Barclays Capital	1/13/21	11,767	(415)

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Total Return Swaps
Received	Paid				Unrealized
Reference	Reference		Maturity	Notional	Appreciation
Entity	Entity	Counterparties	Date	Amount	(Depreciation) ($)
	Direct Line
Ice Libor Gbp 1	Insurance Group
Month	Pl	Barclays Capital	1/13/21	7,971	(356)
Reckitt
Benckiser Group	Ice Libor Gbp 1
Plc	Month	Barclays Capital	1/13/21	72,977	(3,625)
	Ice Libor Gbp 1
Pagegroup Plc	Month	Barclays Capital	1/13/21	3,753	(201)
Ice Libor Gbp 1
Month	Imi Plc	Barclays Capital	1/13/21	4,469	(3)
	Direct Line
Ice Libor Gbp 1	Insurance Group
Month	Pl	Barclays Capital	1/13/21	30,304	(1,391)
Euribor 1 Month
Act/360	Colruyt Sa	Barclays Capital	1/13/21	105,061	2,527
Euribor 1 Month
Act/360	Enagas Sa	Barclays Capital	1/13/21	424,412	(8,083)
	Euribor 1 Month
Danone Sa	Act/360	Barclays Capital	1/13/21	161,500	3,639
Euribor 1 Month	Kingspan Group
Act/360	Plc	Barclays Capital	1/13/21	56,186	2,949
	Euribor 1 Month
Recordati Spa	Act/360	Barclays Capital	1/13/21	368,163	21,470
Anima Holding	Euribor 1 Month
Spa	Act/360	Barclays Capital	1/13/21	181,750	(1,589)
	Euribor 1 Month
Allianz Se	Act/360	Barclays Capital	1/13/21	387,337	12,548
Euribor 1 Month
Act/360	Umicore Sa	Barclays Capital	1/13/21	92,793	(1,250)
Ice Libor Gbp 1	Compass Group
Month	Plc	Barclays Capital	1/13/21	183,296	4,163
Ice Libor Gbp 1	Intertek Group
Month	Plc	Barclays Capital	1/13/21	472,114	12,670
Ice Libor Gbp 1
Month	Aviva Plc	Barclays Capital	1/13/21	107,426	(4,012)
Balfour Beatty	Ice Libor Gbp 1
Plc	Month	Barclays Capital	1/13/21	690,801	12,877
Berkeley Group	Ice Libor Gbp 1
Holdings Plc	Month	Barclays Capital	1/13/21	214,421	98
Ice Libor Gbp 1	British Land Co
Month	Plc/The	Barclays Capital	1/13/21	187,499	(9,357)
	Direct Line
Ice Libor Gbp 1	Insurance Group
Month	Pl	Barclays Capital	1/13/21	94,727	(4,133)
	Ice Libor Gbp 1
Ferguson Plc	Month	Barclays Capital	1/13/21	452,591	(19,353)
Ice Libor Gbp 1	Hsbc Holdings
Month	Plc	Barclays Capital	1/13/21	149,814	2,092
Ice Libor Gbp 1	J D Wetherspoon
Month	Plc	Barclays Capital	1/13/21	270,258	(6,589)

OTC Total Return Swaps
Received	Paid				Unrealized
Reference	Reference		Maturity	Notional	Appreciation
Entity	Entity	Counterparties	Date	Amount	(Depreciation) ($)
	Ice Libor Gbp 1
Mondi Plc	Month	Barclays Capital	1/13/21	157,838	6,340
Ice Libor Gbp 1
Month	Schroders Plc	Barclays Capital	1/13/21	191,708	1,755
	Ice Libor Gbp 1
Tesco Plc	Month	Barclays Capital	1/13/21	31,140	701
Ice Libor Gbp 1	Lloyds Banking
Month	Group Plc	Barclays Capital	1/13/21	309,371	(16,945)
Ice Libor Gbp 1
Month	Imi Plc	Barclays Capital	1/13/21	103,554	739
Johnson Matthey	Ice Libor Gbp 1
Plc	Month	Barclays Capital	1/13/21	449,010	17,263
	Ice Libor Gbp 1
Plus500 Ltd	Month	Barclays Capital	1/13/21	71,613	2,356
Weir Group	Ice Libor Gbp 1
Plc/The	Month	Barclays Capital	1/13/21	169,760	10,210
Jupiter Fund	Ice Libor Gbp 1
Management Plc	Month	Barclays Capital	1/13/21	147,058	7,816
	Ice Libor Gbp 1
Segro Plc	Month	Barclays Capital	1/13/21	145,994	6,857
Ice Libor Gbp 1
Month	Sse Plc	Barclays Capital	1/13/21	406,600	(5,252)
Ice Libor Gbp 1
Month	Halma Plc	Barclays Capital	1/13/21	183,624	325
Ice Libor Gbp 1	Electrocompone
Month	nts Plc	Barclays Capital	1/13/21	236,633	(3,761)
	Ice Libor Gbp 1
Shaftesbury Plc	Month	Barclays Capital	1/13/21	44,457	1,775
	Ice Libor Gbp 1
Aveva Group Plc	Month	Barclays Capital	1/13/21	116,174	2,436
Ice Libor Gbp 1
Month	Bp Plc	Barclays Capital	1/13/21	27,007	64
Ice Libor Gbp 1
Month	Cobham Plc	Barclays Capital	1/13/21	127,310	(3,558)
Coca-Cola Hbc	Ice Libor Gbp 1
Ag	Month	Barclays Capital	1/13/21	311,686	5,865
Ice Libor Gbp 1
Month	Crh Plc	Barclays Capital	1/13/21	185,758	(276)
	Ice Libor Gbp 1
National Grid Plc	Month	Barclays Capital	1/13/21	399,835	11,350
	Scottish
Ice Libor Gbp 1	Mortgage
Month	Investment T	Barclays Capital	1/13/21	23,668	(188)
	Ice Libor Gbp 1
Bhp Group Plc	Month	Barclays Capital	1/13/21	213,706	9,893
Ice Libor Gbp 1
Month	3I Group Plc	Barclays Capital	1/13/21	289,449	(8,081)
Hastings Group	Ice Libor Gbp 1
Holdings Plc	Month	Barclays Capital	1/13/21	334,804	21,755

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Total Return Swaps
Received	Paid				Unrealized
Reference	Reference		Maturity	Notional	Appreciation
Entity	Entity	Counterparties	Date	Amount	(Depreciation) ($)
Phoenix Group	Ice Libor Gbp 1
Holdings Plc	Month	Barclays Capital	1/13/21	36,160	1,503
Howden Joinery	Ice Libor Gbp 1
Group Plc	Month	Barclays Capital	1/13/21	14,245	875
Ice Libor Gbp 1	Admiral Group
Month	Plc	Barclays Capital	1/13/21	155,645	(3,405)
	Ice Libor Gbp 1
Ds Smith Plc	Month	Barclays Capital	1/13/21	126,047	3,771
Ice Libor Gbp 1
Month	Whitbread Plc	Barclays Capital	1/13/21	119,863	1,783
Copenhagen
Interbank
Offered Rate	Carlsberg A/S	Barclays Capital	1/13/21	156,682	(5,953)
		Merrill Lynch,
Ice Libor Gbp 1		Pierce, Fenner &
Month	Bunzl Plc	Smith	10/17/20	26,946	309
Ice Libor Gbp 1
Month	Bp Plc	Barclays Capital	1/13/21	96,888	(241)
		Merrill Lynch,
	Ice Libor Gbp 1	Pierce, Fenner &
Meggitt Plc	Month	Smith	10/17/20	105,768	4,810
Ice Libor Gbp 1
Month	Imi Plc	Barclays Capital	1/13/21	14,372	(33)
Ice Libor Gbp 1
Month	Imi Plc	Barclays Capital	1/13/21	8,335	(28)
Ice Libor Gbp 1
Month	Imi Plc	Barclays Capital	1/13/21	5,134	(8)
	Ice Libor Gbp 1
Mondi Plc	Month	Barclays Capital	1/13/21	30,255	1,327
	Ice Libor Gbp 1
Mondi Plc	Month	Barclays Capital	1/13/21	13,318	588
	Ice Libor Gbp 1
Mondi Plc	Month	Barclays Capital	1/13/21	1,279	55
		Merrill Lynch,
Roche Holding	Ice Libor Chf 1	Pierce, Fenner &
Ag	Month	Smith	10/17/20	49,369	1,920
Ice Libor Gbp 1
Month	Imi Plc	Barclays Capital	1/13/21	40,970	(251)
	Ice Libor Gbp 1
Tesco Plc	Month	Barclays Capital	1/13/21	29,549	732
Ice Libor Gbp 1
Month	Whitbread Plc	Barclays Capital	1/13/21	33,010	(192)
		Merrill Lynch,
Ice Libor Gbp 1	Vodafone Group	Pierce, Fenner &
Month	Plc	Smith	10/17/20	85,557	5,530
	Direct Line
Ice Libor Gbp 1	Insurance Group
Month	Pl	Barclays Capital	1/13/21	1,585	(57)

OTC Total Return Swaps
Received	Paid				Unrealized
Reference	Reference		Maturity	Notional	Appreciation
Entity	Entity	Counterparties	Date	Amount	(Depreciation) ($)
	Direct Line
Ice Libor Gbp 1	Insurance Group
Month	Pl	Barclays Capital	1/13/21	2,045	(74)
	Direct Line
Ice Libor Gbp 1	Insurance Group
Month	Pl	Barclays Capital	1/13/21	4,937	(191)
	Direct Line
Ice Libor Gbp 1	Insurance Group
Month	Pl	Barclays Capital	1/13/21	40,951	(1,651)
Ice Libor Gbp 1
Month	Imi Plc	Barclays Capital	1/13/21	10,632	(169)
Ice Libor Gbp 1
Month	Imi Plc	Barclays Capital	1/13/21	16,029	(210)
	Ice Libor Gbp 1
Ferguson Plc	Month	Barclays Capital	1/13/21	15,901	(494)
Ice Libor Gbp 1	Compass Group
Month	Plc	Barclays Capital	1/13/21	6,523	95
Imperial Brands	Ice Libor Gbp 1
Plc	Month	Barclays Capital	1/13/21	50,174	2,807
Ice Libor Gbp 1	British American
Month	Tobacco Plc	Barclays Capital	1/13/21	50,996	(3,373)
	Ice Libor Gbp 1
Segro Plc	Month	Barclays Capital	1/13/21	21,359	726
	Ice Libor Gbp 1
Mondi Plc	Month	Barclays Capital	1/13/21	36,046	778
		Merrill Lynch,
	Euribor 1 Month	Pierce, Fenner &
Sap Se	Act/360	Smith	10/17/20	31,610	(61)
Euribor 1 Month
Act/360	Umicore Sa	Barclays Capital	1/13/21	7,719	(337)
Euribor 1 Month
Act/360	Umicore Sa	Barclays Capital	1/13/21	15,226	(702)
Euribor 1 Month
Act/360	Umicore Sa	Barclays Capital	1/13/21	40,323	(1,913)
Reckitt
Benckiser Group	Ice Libor Gbp 1
Plc	Month	Barclays Capital	1/13/21	62,980	(668)
		Merrill Lynch,
Euribor 1 Month		Pierce, Fenner &
Act/360	L'Oreal Sa	Smith	10/17/20	25,972	(1,706)
		Merrill Lynch,
Euribor 1 Month		Pierce, Fenner &
Act/360	L'Oreal Sa	Smith	10/17/20	42,325	(2,785)
Ice Libor Gbp 1
Month	Crh Plc	Barclays Capital	1/13/21	48,170	(343)
Ice Libor Gbp 1
Month	Crh Plc	Barclays Capital	1/13/21	38,232	(272)
Ice Libor Gbp 1
Month	Crh Plc	Barclays Capital	1/13/21	114,666	(1,009)

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Total Return Swaps
Received	Paid				Unrealized
Reference	Reference		Maturity	Notional	Appreciation
Entity	Entity	Counterparties	Date	Amount	(Depreciation) ($)
		Merrill Lynch,
Ice Libor Gbp 1	Vodafone Group	Pierce, Fenner &
Month	Plc	Smith	10/17/20	57,000	3,856
		Merrill Lynch,
Ice Libor Gbp 1	Vodafone Group	Pierce, Fenner &
Month	Plc	Smith	10/17/20	1,163	80
	Euribor 1 Month
Osram Licht Ag	Act/360	Barclays Capital	1/13/21	63,289	(1,493)
	Euribor 1 Month
Osram Licht Ag	Act/360	Barclays Capital	1/13/21	84,570	(1,459)
	Ice Libor Gbp 1
Tesco Plc	Month	Barclays Capital	1/13/21	29,894	195
		Merrill Lynch,
Sage Group	Ice Libor Gbp 1 Pierce, Fenner &
Plc/The	Month	Smith	10/17/20	32,580	(136)
Land Securities	Ice Libor Gbp 1	J.P. Morgan
Group Plc	Month	Securities	11/4/20	12,154	307
Johnson Matthey	Ice Libor Gbp 1
Plc	Month	Barclays Capital	1/13/21	30,493	10
Johnson Matthey	Ice Libor Gbp 1
Plc	Month	Barclays Capital	1/13/21	79,265	(26)
Associated	Ice Libor Gbp 1
British Foods Plc	Month	Barclays Capital	1/13/21	5,700	70
Associated	Ice Libor Gbp 1
British Foods Plc	Month	Barclays Capital	1/13/21	30,601	346
	Ice Libor Gbp 1
Segro Plc	Month	Barclays Capital	1/13/21	6,746	196
	Ice Libor Gbp 1
Segro Plc	Month	Barclays Capital	1/13/21	23,294	676
		Merrill Lynch,
Ice Libor Gbp 1		Pierce, Fenner &
Month	Barclays Plc	Smith	10/17/20	97,510	2,997
Stockholm		Merrill Lynch,
Interbank		Pierce, Fenner &
Offered Rate	Hexagon Ab	Smith	10/17/20	32,699	(151)
Stockholm		Merrill Lynch,
Interbank		Pierce, Fenner &
Offered Rate	Hexagon Ab	Smith	10/17/20	8,687	(42)
Stockholm		Merrill Lynch,
Interbank		Pierce, Fenner &
Offered Rate	Hexagon Ab	Smith	10/17/20	24,890	(143)
Ice Libor Gbp 1
Month	Imi Plc	Barclays Capital	1/13/21	18,828	(319)
Wm Morrison		Merrill Lynch,
Supermarkets	Ice Libor Gbp 1	Pierce, Fenner &
Plc	Month	Smith	10/17/20	40,138	105
Wm Morrison		Merrill Lynch,
Supermarkets	Ice Libor Gbp 1	Pierce, Fenner &
Plc	Month	Smith	10/17/20	82,759	146

OTC Total Return Swaps
Received	Paid				Unrealized
Reference	Reference		Maturity	Notional	Appreciation
Entity	Entity	Counterparties	Date	Amount	(Depreciation) ($)
		Merrill Lynch,
Sage Group	Ice Libor Gbp 1	Pierce, Fenner &
Plc/The	Month	Smith	10/17/20	23,819	129
		Merrill Lynch,
Euribor 1 Month		Pierce, Fenner &
Act/360	Technipfmc Plc	Smith	10/17/20	88,251	(29)
		Merrill Lynch,
Ice Libor Gbp 1		Pierce, Fenner &
Month	Bunzl Plc	Smith	10/17/20	62,957	(468)
Associated	Ice Libor Gbp 1
British Foods Plc	Month	Barclays Capital	1/13/21	23,146	96
		Merrill Lynch,
	Ice Libor Gbp 1	Pierce, Fenner &
Unilever Plc	Month	Smith	10/17/20	182,912	(2,867)
		Merrill Lynch,
Sage Group	Ice Libor Gbp 1	Pierce, Fenner &
Plc/The	Month	Smith	10/17/20	29,755	156
	Euribor 1 Month
Osram Licht Ag	Act/360	Barclays Capital	1/13/21	26,378	(777)
Ice Libor Chf 1	Partners Group
Month	Holding Ag	Morgan Stanley	6/26/20	137,262	(414)
Euribor 1 Month
Act/360	Bnp Paribas Sa	Morgan Stanley	6/26/20	106,015	1,070
Euribor 1 Month	Assicurazioni
Act/360	Generali Spa	Morgan Stanley	6/26/20	481,083	1,710
	Euribor 1 Month
Capgemini Se	Act/360	Morgan Stanley	6/26/20	294,520	(2,186)
Pernod Ricard	Euribor 1 Month
Sa	Act/360	Morgan Stanley	6/26/20	468,027	9,056
Anheuser-Busch Euribor 1 Month
Inbev Sa/Nv	Act/360	Morgan Stanley	6/26/20	312,591	4,283
	Euribor 1 Month
Airbus Se	Act/360	Morgan Stanley	6/26/20	345,627	14,843
	Euribor 1 Month
Bawag Group Ag	Act/360	Morgan Stanley	6/26/20	400,538	(9,737)
	Euribor 1 Month
Exor Nv	Act/360	Morgan Stanley	6/26/20	570,922	12,505
Euribor 1 Month	Fiat Chrysler
Act/360	Automobiles Nv	Morgan Stanley	6/26/20	245,216	(6,059)
	Euribor 1 Month
Liberbank Sa	Act/360	Morgan Stanley	6/26/20	841,469	(36,211)
	Euribor 1 Month
Mapfre Sa	Act/360	Morgan Stanley	6/26/20	292,296	(8,776)
Euribor 1 Month
Act/360	Safran Sa	Morgan Stanley	6/26/20	337,995	(15,511)
Euribor 1 Month
Act/360	Sodexo Sa	Morgan Stanley	6/26/20	330,599	10,231
	Euribor 1 Month
Tenaris Sa	Act/360	Morgan Stanley	6/26/20	266,636	7,184
Telecom Italia	Euribor 1 Month
Spa/Milano	Act/360	Morgan Stanley	6/26/20	177,779	15,075

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Total Return Swaps
Received	Paid				Unrealized
Reference	Reference		Maturity	Notional	Appreciation
Entity	Entity	Counterparties	Date	Amount	(Depreciation) ($)
	Euribor 1 Month
Volkswagen Ag	Act/360	Morgan Stanley	6/26/20	493,320	10,243
	Muenchener
Euribor 1 Month	Rueckversicheru
Act/360	ngs-	Morgan Stanley	6/26/20	215,278	3,090
	Euribor 1 Month
Metso Oyj	Act/360	Morgan Stanley	6/26/20	129,162	(903)
Aalberts	Euribor 1 Month
Industries Nv	Act/360	Morgan Stanley	6/26/20	370,791	16,499
Essilorluxottica	Euribor 1 Month
Sa	Act/360	Morgan Stanley	6/26/20	272,171	(2,941)
Euribor 1 Month
Act/360	Tkh Group Nv	Morgan Stanley	6/26/20	236,456	(4,609)
Siemens	Euribor 1 Month
Healthineers Ag	Act/360	Morgan Stanley	6/26/20	282,046	(11,745)
Euribor 1 Month	Mtu Aero
Act/360	Engines Ag	Morgan Stanley	6/26/20	170,608	(1,548)
Euribor 1 Month	Cnh Industrial
Act/360	Nv	Morgan Stanley	6/26/20	98,024	2,468
Euribor 1 Month	Dassault
Act/360	Systemes Se	Morgan Stanley	6/26/20	188,337	1,883
	Euribor 1 Month
Carrefour Sa	Act/360	Morgan Stanley	6/26/20	379,861	1,444
Euribor 1 Month
Act/360	Hugo Boss Ag	Morgan Stanley	6/26/20	157,735	2,411
	Euribor 1 Month
Ageas	Act/360	Morgan Stanley	6/26/20	473,768	(7,569)
Euribor 1 Month
Act/360	Stora Enso Oyj	Morgan Stanley	6/26/20	152,374	1,818
Euribor 1 Month
Act/360	Telefonica Sa	Morgan Stanley	6/26/20	291,678	9,211
Euribor 1 Month	Deutsche
Act/360	Telekom Ag	Morgan Stanley	6/26/20	168,964	(7)
Stockholm
Interbank
Offered Ra	Skf Ab	Morgan Stanley	6/26/20	303,755	(11,409)
	Stockholm
	Interbank
Epiroc Ab	Offered Ra	Morgan Stanley	6/26/20	55,096	(190)
Copenhagen
Interbank	Chr Hansen
Offered Rate	Holding A/S	Morgan Stanley	6/26/20	174,151	1,739
Copenhagen
Interbank	Flsmidth & Co
Offered Rate	A/S	Morgan Stanley	6/26/20	65,913	3,931
	Euribor 1 Month
Osram Licht Ag	Act/360	Barclays Capital	1/13/21	26,335	(1,262)
Ice Libor Chf 1
Month	Ubs Group Ag	Barclays Capital	1/13/21	175,296	2,169

OTC Total Return Swaps
Received	Paid				Unrealized
Reference	Reference		Maturity	Notional	Appreciation
Entity	Entity	Counterparties	Date	Amount	(Depreciation) ($)
		Merrill Lynch,
Euribor 1 Month	Gjensidige	Pierce, Fenner &
Act/360	Forsikring Asa	Smith	10/17/20	55,216	(910)
		Merrill Lynch,
Euribor 1 Month	Gjensidige	Pierce, Fenner &
Act/360	Forsikring Asa	Smith	10/17/20	258	(3)
		Merrill Lynch,
Euribor 1 Month	Gjensidige	Pierce, Fenner &
Act/360	Forsikring Asa	Smith	10/17/20	5,444	(101)
		Merrill Lynch,
Ice Libor Chf 1		Pierce, Fenner &
Month	Temenos Ag	Smith	10/17/20	42,279	828
	Ice Libor Gbp 1
Rotork Plc	Month	Barclays Capital	1/13/21	10,211	242
	Ice Libor Gbp 1
Rotork Plc	Month	Barclays Capital	1/13/21	20,274	321
		Merrill Lynch,
Ice Libor Gbp 1		Pierce, Fenner &
Month	Bunzl Plc	Smith	10/17/20	11,521	(159)
		Merrill Lynch,
Ice Libor Gbp 1		Pierce, Fenner &
Month	Bunzl Plc	Smith	10/17/20	22,224	(345)
		Merrill Lynch,
	Ice Libor Gbp 1	Pierce, Fenner &
Relx Plc	Month	Smith	10/17/20	23,536	950
Stockholm		Merrill Lynch,
Interbank		Pierce, Fenner &
Offered Rate	Hexagon Ab	Smith	10/17/20	61,445	995
		Merrill Lynch,
Euribor 1 Month		Pierce, Fenner &
Act/360	Technipfmc Plc	Smith	10/17/20	12,239	75
		Merrill Lynch,
Euribor 1 Month		Pierce, Fenner &
Act/360	Technipfmc Plc	Smith	10/17/20	18,556	109
Stockholm
Interbank
Offered Rate	Atlas Copco Ab	Morgan Stanley	6/26/20	58,560	(2,053)
Stockholm		Merrill Lynch,
Interbank		Pierce, Fenner &
Offered Rate	Hexagon Ab	Smith	10/17/20	4,832	35
Great Portland	Ice Libor Gbp 1
Estates Plc	Month	Barclays Capital	1/13/21	10,518	96
Great Portland	Ice Libor Gbp 1
Estates Plc	Month	Barclays Capital	1/13/21	27,102	260
Associated	Ice Libor Gbp 1
British Foods Plc	Month	Barclays Capital	1/13/21	28,627	396
Berkeley Group	Ice Libor Gbp 1
Holdings Plc	Month	Barclays Capital	1/13/21	64,385	259
	Ice Libor Chf 1
Nestle Sa	Month	Barclays Capital	1/13/21	34,421	932

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Total Return Swaps
Received	Paid				Unrealized
Reference	Reference		Maturity	Notional	Appreciation
Entity	Entity	Counterparties	Date	Amount	(Depreciation) ($)
	Euribor 1 Month
Bankia Sa	Act/360	Morgan Stanley	6/26/20	144,637	(3,216)
Euribor 1 Month
Act/360	Atos Se	Morgan Stanley	6/26/20	4,745	(238)
Euribor 1 Month
Act/360	Atos Se	Morgan Stanley	6/26/20	18,706	(941)
		Merrill Lynch,
Grafton Group	Ice Libor Gbp 1	Pierce, Fenner &
Plc	Month	Smith	10/17/20	2,620	(42)
		Merrill Lynch,
Sage Group	Ice Libor Gbp 1	Pierce, Fenner &
Plc/The	Month	Smith	10/17/20	862	(3)
Euribor 1 Month
Act/360	Caixabank Sa	Morgan Stanley	6/26/20	6,104	109
Ice Libor Gbp 1
Month	Persimmon Plc	Barclays Capital	1/13/21	71,085	(806)
		Merrill Lynch,
	Ice Libor Gbp 1	Pierce, Fenner &
Rio Tinto Plc	Month	Smith	10/17/20	115,009	7,614
		Merrill Lynch,
	Ice Libor Gbp 1	Pierce, Fenner &
Rio Tinto Plc	Month	Smith	10/17/20	36,359	2,426
		Merrill Lynch,
	Ice Libor Gbp 1	Pierce, Fenner &
Rio Tinto Plc	Month	Smith	10/17/20	5,657	368
		Merrill Lynch,
	Ice Libor Gbp 1	Pierce, Fenner &
Rio Tinto Plc	Month	Smith	10/17/20	50,859	3,308
Ice Libor Gbp 1	St James'S Place
Month	Plc	Barclays Capital	1/13/21	16,658	192
Ice Libor Gbp 1	St James'S Place
Month	Plc	Barclays Capital	1/13/21	89,478	956
	Ice Libor Gbp 1
Segro Plc	Month	Barclays Capital	1/13/21	15,894	91
	Ice Libor Gbp 1
Plus500 Ltd	Month	Barclays Capital	1/13/21	34,770	(47)
London Stock
Exchange Group	Ice Libor Gbp 1	J.P. Morgan
Pl	Month	Securities	11/4/20	12,612	361
London Stock
Exchange Group	Ice Libor Gbp 1	J.P. Morgan
Pl	Month	Securities	11/4/20	28,828	815
		Merrill Lynch,
Euribor 1 Month	Banco Santander	Pierce, Fenner &
Act/360	Sa	Smith	10/17/20	20,266	964
		Merrill Lynch,
Euribor 1 Month	Banco Santander	Pierce, Fenner &
Act/360	Sa	Smith	10/17/20	12,197	550
		Merrill Lynch,
Euribor 1 Month	Banco Santander	Pierce, Fenner &
Act/360	Sa	Smith	10/17/20	29,138	1,240

OTC Total Return Swaps
Received	Paid				Unrealized
Reference	Reference		Maturity	Notional	Appreciation
Entity	Entity	Counterparties	Date	Amount	(Depreciation) ($)
	Ice Libor Chf 1
Nestle Sa	Month	Barclays Capital	1/13/21	181,233	3,200
Euribor 1 Month
Act/360	Stora Enso Oyj	Morgan Stanley	6/26/20	28,767	133
		Merrill Lynch,
Euribor 1 Month		Pierce, Fenner &
Act/360	Relx Plc	Smith	10/17/20	183,436	(7,198)
Stockholm		Merrill Lynch,
Interbank		Pierce, Fenner &
Offered Rate	Hexagon Ab	Smith	10/17/20	45,144	345
Ice Libor Chf 1
Month	Ubs Group Ag	Barclays Capital	1/13/21	58,794	221
	Euribor 1 Month
Bankia Sa	Act/360	Morgan Stanley	6/26/20	55,244	587
	Euribor 1 Month
Bankia Sa	Act/360	Morgan Stanley	6/26/20	41,807	634
Ice Libor Chf 1	Julius Baer
Month	Group Ltd	Barclays Capital	1/13/21	12,453	203
Ice Libor Chf 1	Julius Baer
Month	Group Ltd	Barclays Capital	1/13/21	60,023	962
Ice Libor Chf 1	Julius Baer
Month	Group Ltd	Barclays Capital	1/13/21	43,646	704
Ice Libor Gbp 1	Lloyds Banking
Month	Group Plc	Barclays Capital	1/13/21	77,460	(1,158)
Euribor 1 Month
Act/360	Caixabank Sa	Morgan Stanley	6/26/20	101,858	453
Euribor 1 Month
Act/360	Caixabank Sa	Morgan Stanley	6/26/20	41,437	343
	Euribor 1 Month
Bankia Sa	Act/360	Morgan Stanley	6/26/20	47,586	(57)
		Merrill Lynch,
Sage Group	Ice Libor Gbp 1	Pierce, Fenner &
Plc/The	Month	Smith	10/17/20	1,232	(4)
	Euribor 1 Month
Bankia Sa	Act/360	Morgan Stanley	6/26/20	19,075	(83)
	Euribor 1 Month
Bankia Sa	Act/360	Morgan Stanley	6/26/20	21,488	(202)
	Euribor 1 Month
Bankia Sa	Act/360	Morgan Stanley	6/26/20	10,553	(9)
	Ice Libor Gbp 1
National Grid Plc	Month	Barclays Capital	1/13/21	205,643	372
Ice Libor Gbp 1	St James'S Place
Month	Plc Barclays Capital		1/13/21	16,892	258
	Euribor 1 Month
Airbus Se	Act/360	Morgan Stanley	6/26/20	6,194	135
	Euribor 1 Month
Airbus Se	Act/360	Morgan Stanley	6/26/20	65,500	1,445
London Stock
Exchange Group	Ice Libor Gbp 1	J.P. Morgan
Pl	Month	Securities	11/4/20	6,606	(5)

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Total Return Swaps
Received	Paid				Unrealized
Reference	Reference		Maturity	Notional	Appreciation
Entity	Entity	Counterparties	Date	Amount	(Depreciation) ($)
	Ice Libor Gbp 1
Plus500 Ltd	Month	Barclays Capital	1/13/21	5,496	(24)
		Merrill Lynch,
Sage Group	Ice Libor Gbp 1	Pierce, Fenner &
Plc/The	Month	Smith	10/17/20	27,423	(163)
Ice Libor Gbp 1	Lloyds Banking
Month	Group Plc	Barclays Capital	1/13/21	112,242	409
	Euribor 1 Month
Bankia Sa	Act/360	Morgan Stanley	6/26/20	105,907	(1,005)
		Merrill Lynch,
	Ice Libor Gbp 1	Pierce, Fenner &
Senior Plc	Month	Smith	10/17/20	14,816	(208)
		Merrill Lynch,
	Ice Libor Gbp 1	Pierce, Fenner &
Senior Plc	Month	Smith	10/17/20	7,373	(100)
Wizz Air	Ice Libor Gbp 1
Holdings Plc	Month	Barclays Capital	1/13/21	59,632	(1,822)
Euribor 1 Month
Act/360	Atos Se	Morgan Stanley	6/26/20	8,760	256
Ice Libor Gbp 1
Month	Easyjet Plc	Barclays Capital	1/13/21	24,503	588
Euribor 1 Month	Ryanair
Act/360	Holdings Plc	Barclays Capital	1/13/21	23,987	(240)
		Merrill Lynch,
	Ice Libor Gbp 1	Pierce, Fenner &
Diageo Plc	Month	Smith	10/17/20	63,782	683
Stockholm		Merrill Lynch,
Interbank		Pierce, Fenner &
Offered Rate	Swedbank Ab	Smith	10/17/20	27,881	129
Stockholm		Merrill Lynch,
Interbank		Pierce, Fenner &
Offered Rate	Swedbank Ab	Smith	6/26/20	48,530	190
Stockholm		Merrill Lynch,
Interbank		Pierce, Fenner &
Offered Rate	Swedbank Ab	Smith	6/26/20	227,329	1,160
		Merrill Lynch,
Roche Holding	Ice Libor Chf 1	Pierce, Fenner &
Ag	Month	Smith	6/26/20	49,634	728
		Merrill Lynch,
	Ice Libor Gbp 1	Pierce, Fenner &
Unilever Plc	Month	Smith	10/17/20	109,747	457
		Merrill Lynch,
Ice Libor Gbp 1		Pierce, Fenner &
Month	Bunzl Plc	Smith	11/5/19	33,745	341
		Merrill Lynch,
	Ice Libor Gbp 1	Pierce, Fenner &
Unilever Plc	Month	Smith	1/11/20	27,228	126
		Merrill Lynch,
	Ice Libor Gbp 1	Pierce, Fenner &
Diageo Plc	Month	Smith	1/11/20	31,891	88

OTC Total Return Swaps
Received	Paid				Unrealized
Reference	Reference		Maturity	Notional	Appreciation
Entity	Entity	Counterparties	Date	Amount	(Depreciation) ($)
		Merrill Lynch,
	Ice Libor Gbp 1	Pierce, Fenner &
Unilever Plc	Month	Smith	1/11/20	110,688	(569)
		Merrill Lynch,
	Ice Libor Gbp 1	Pierce, Fenner &
Unilever Plc	Month	Smith	1/11/20	8,728	29
		Merrill Lynch,
	Euribor 1 Month	Pierce, Fenner &
Alstom Sa	Act/360	Smith	1/11/20	4,993	12
Intermediate
Capital Group	Ice Libor Gbp 1
Plc	Month	Barclays Capital	10/17/20	6,077	(2)
Intermediate
Capital Group	Ice Libor Gbp 1
Plc	Month	Barclays Capital	10/18/20	10,234	55
	Ice Libor Gbp 1
National Grid Plc	Month	Barclays Capital	10/19/20	108,233	(221)
Ice Libor Gbp 1
Month	Persimmon Plc	Barclays Capital	10/20/20	5,638	45
		Merrill Lynch,
	Euribor 1 Month	Pierce, Fenner &
Alstom Sa	Act/360	Smith	10/21/20	85,608	146
Ice Libor Gbp 1
Month	Persimmon Plc	Barclays Capital	10/22/20	87,813	531
Ice Libor Gbp 1
Month	Schroders Plc	Barclays Capital	10/28/20	34,246	263
Ice Libor Gbp 1	Standard Life
Month	Aberdeen Plc	Barclays Capital	10/29/20	29,706	129
Intermediate
Capital Group	Ice Libor Gbp 1
Plc	Month	Barclays Capital	10/30/20	24,626	92
Intermediate
Capital Group	Ice Libor Gbp 1
Plc	Month	Barclays Capital	10/31/20	20,602	26
		Merrill Lynch,
	Ice Libor Gbp 1	Pierce, Fenner &
Senior Plc	Month	Smith	11/1/20	11,381	(57)
		Merrill Lynch,
	Ice Libor Gbp 1	Pierce, Fenner &
Senior Plc	Month	Smith	11/2/20	6,527	(21)
		Merrill Lynch,
	Ice Libor Gbp 1	Pierce, Fenner &
Senior Plc	Month	Smith	11/3/20	25,174	(48)
		Merrill Lynch,
Ice Libor Gbp 1		Pierce, Fenner &
Month	Next Plc	Smith	11/4/20	12,588	(25)
		Merrill Lynch,
Sx5E Dividend		Pierce, Fenner &
Fut Dec19		Smith	12/20/19	333,491	64,555

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Total Return Swaps
Received	Paid				Unrealized
Reference	Reference		Maturity	Notional	Appreciation
Entity	Entity	Counterparties	Date	Amount	(Depreciation) ($)
		Merrill Lynch,
Sx5E Dividend		Pierce, Fenner &
Fut Dec19		Smith	12/20/19	639,190	107,936
		Merrill Lynch,
Ice Libor Gbp 1	Ftse 350 Media	Pierce, Fenner &
Month	Index	Smith	10/17/20	41,628	(1,583)
		Merrill Lynch,
Ice Libor Gbp 1	Ftse 350 Media	Pierce, Fenner &
Month	Index	Smith	10/17/20	41,628	(1,519)
	Stxe 600
Euribor 1 Month	Constr&Mtr Eur	J.P. Morgan
Act/360	Pr	Securities	11/4/20	33,690	573
		Merrill Lynch,
Ice Libor Gbp 1	Ftse 350 Fin Pierce, Fenner &
Month	Services	Smith	10/17/20	12,900	(52)
		Merrill Lynch,
Ice Libor Gbp 1	Ftse 350 Fin	Pierce, Fenner &
Month	Services	Smith	10/17/20	51,598	(136)
Ice Libor Gbp 1		J.P. Morgan
Month	Ftse 350 Util Ix	Securities	11/4/20	55,182	1,584
Ice Libor Gbp 1		J.P. Morgan
Month	Ftse 350 Reits	Securities	11/4/20	18,832	(201)
Ice Libor Gbp 1		J.P. Morgan
Month	Ftse 350 Util Ix	Securities	11/4/20	76,347	(1,849)
		Merrill Lynch,
Ice Libor Gbp 1	Ftse 350 Fin Pierce, Fenner &
Month	Srvcs Ix	Smith	10/17/20	1,695	(38)
		Merrill Lynch,
Ice Libor Gbp 1	Ftse 350 Fin	Pierce, Fenner &
Month	Srvcs Ix	Smith	10/17/20	42,375	(1,529)
Ice Libor Gbp 1		J.P. Morgan
Month	Ftse 350 Reits	Securities	11/4/20	26,365	(153)
		Merrill Lynch,
Ice Libor Gbp 1	Ftse 350 Fin	Pierce, Fenner &
Month	Services	Smith	10/17/20	38,699	(1,491)
Estx Realestate	Euribor 1 Month	J.P. Morgan
Eur Pr	Act/360	Securities	11/4/20	375,880	5,144
Ice Libor Gbp 1		J.P. Morgan
Month	Ftse 350 Util Ix	Securities	11/4/20	38,552	(437)
Ice Libor Gbp 1		J.P. Morgan
Month	Ftse 350 Reits	Securities	11/4/20	26,365	332
		Merrill Lynch,
Ice Libor Gbp 1	Ftse 350 Fin	Pierce, Fenner &
Month	Services	Smith	10/17/20	12,900	(85)
	Ftse 350	Merrill Lynch,
Ice Libor Gbp 1	Aerospace &	Pierce, Fenner &
Month	Defense I	Smith	10/17/20	18,698	(517)
		Merrill Lynch,
Ice Libor Gbp 1	Ftse 350 Fin	Pierce, Fenner &
Month	Srvcs Ix	Smith	10/17/20	16,102	(163)

OTC Total Return Swaps
Received	Paid				Unrealized
Reference	Reference		Maturity	Notional	Appreciation
Entity	Entity	Counterparties	Date	Amount	(Depreciation) ($)
		Merrill Lynch,
Ice Libor Gbp 1	Ftse 350 Fin	Pierce, Fenner &
Month	Srvcs Ix	Smith	10/17/20	44,917	(1,401)
Ice Libor Gbp 1		J.P. Morgan
Month	Ftse 350 Reits	Securities	11/4/20	37,664	(2,112)
Ice Libor Gbp 1		J.P. Morgan
Month	Ftse 350 Reits	Securities	11/4/20	45,197	(2,824)
Ice Libor Gbp 1		J.P. Morgan
Month	Ftse 350 Reits	Securities	11/4/20	37,664	(2,096)
		Merrill Lynch,
Ice Libor Gbp 1	Ftse 350 Media	Pierce, Fenner &
Month	Index	Smith	10/17/20	41,628	(1,386)
Euribor 1 Month	Stxe 600	J.P. Morgan
Act/360	Insurance Eur Pr	Securities	11/4/20	244,946	(16,760)
		Merrill Lynch,
Ice Libor Gbp 1	Ftse 350 Gen	Pierce, Fenner &
Month	Retail Indx	Smith	10/17/20	47,247	(5,829)
		Merrill Lynch,
Ftse 350 Nonlife	Ice Libor Gbp 1	Pierce, Fenner &
Insur	Month	Smith	10/17/20	103,595	1,018
		Merrill Lynch,
Ftse 350 Nonlife	Ice Libor Gbp 1	Pierce, Fenner &
Insur	Month	Smith	10/17/20	35,860	196
		Merrill Lynch,
Ftse 350 Nonlife	Ice Libor Gbp 1	Pierce, Fenner &
Insur	Month	Smith	10/17/20	31,875	265
		Merrill Lynch,
Ice Libor Gbp 1	Ftse 350	Pierce, Fenner &
Month	Support Serv Ix	Smith	10/17/20	39,651	(2,339)
		Merrill Lynch,
Ftse 350 Nonlife	Ice Libor Gbp 1	Pierce, Fenner &
Insur	Month	Smith	10/17/20	7,969	(46)
		Merrill Lynch,
Euribor 1 Month	Estx Banks Eur	Pierce, Fenner &
Act/360	Pr	Smith	10/17/20	154,305	(1,464)
		Merrill Lynch,
Ice Libor Gbp 1	Ftse 350	Pierce, Fenner &
Month	Support Serv Ix	Smith	10/17/20	39,651	(1,218)
	Estx
Euribor 1 Month Per&Hougds Eur		J.P. Morgan
Act/360	Pr	Securities	11/4/20	163,971	(6,498)
Euribor 1 Month	Estx Telecomm	J.P. Morgan
Act/360	Eur Pr	Securities	11/4/20	120,495	3,580
Euribor 1 Month	Estx Telecomm	J.P. Morgan
Act/360	Eur Pr	Securities	11/4/20	56,339	1,310
Ice Libor Gbp 1		J.P. Morgan
Month	Ftse 350 Reits	Securities	11/4/20	56,496	(3,412)
	Stxe 600
Euribor 1 Month	Auto&Parts Eur
Act/360	Pr	Barclays Capital	1/13/21	15,232	(897)

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Total Return Swaps
Received	Paid				Unrealized
Reference	Reference		Maturity	Notional	Appreciation
Entity	Entity	Counterparties	Date	Amount	(Depreciation) ($)
	Stxe 600
Euribor 1 Month	Auto&Parts Eur
Act/360	Pr	Barclays Capital	1/13/21	42,875	(2,871)
	Stxe 600
Euribor 1 Month	Indugd&Ser Eur
Act/360	Pr	Barclays Capital	1/13/21	305,815	(10,594)
Ice Libor Gbp 1
Month	Ftse 250 Index	Barclays Capital	1/13/21	1,079,863	(9,413)
Ice Libor Gbp 1	Ftse Uk Mc
Month	Tradable Plus	Barclays Capital	1/13/21	79,380	(1,085)
Ice Libor Gbp 1	Ftse 350 Indus
Month	Engnrg Ix	Barclays Capital	1/13/21	175,515	(2,086)
		Merrill Lynch,
Ice Libor Gbp 1	Ftse 350 Fin	Pierce, Fenner &
Month	Srvcs Ix	Smith	10/17/20	82,207	(127)
		Merrill Lynch,
Ice Libor Gbp 1	Ftse 350 Gen	Pierce, Fenner &
Month	Retail Indx	Smith	10/17/20	41,689	(1,752)
		Merrill Lynch,
Ice Libor Gbp 1	Ftse 350 Mining	Pierce, Fenner &
Month	Index	Smith	10/17/20	24,486	(1,660)
Stxe 600
Technology Eur	Euribor 1 Month
Pr	Act/360	Barclays Capital	1/13/21	276,605	11,491
	Stxe 600
Euribor 1 Month	Auto&Parts Eur
Act/360	Pr	Barclays Capital	1/13/21	181,089	(10,670)
		Merrill Lynch,
Ice Libor Gbp 1	Ftse 350 Mining	Pierce, Fenner &
Month	Index	Smith	10/17/20	48,972	(3,019)
Ice Libor Gbp 1
Month	Ftse 250 Index	Barclays Capital	1/13/21	24,542	(442)
Ice Libor Gbp 1
Month	Ftse 250 Index	Barclays Capital	1/13/21	49,085	(960)
		Merrill Lynch,
Euribor 1 Month	Estx Banks Eur	Pierce, Fenner &
Act/360	Pr	Smith	10/17/20	244,133	2,289
		Merrill Lynch,
Euribor 1 Month	Stxe 600 Banks	Pierce, Fenner &
Act/360	Eur Pr	Smith	10/17/20	238,203	1,494
		Merrill Lynch,
Euribor 1 Month	Stxe 600 Banks	Pierce, Fenner &
Act/360	Eur Pr	Smith	10/17/20	177,858	1,551
	Euribor 1 Month	J.P. Morgan
Stxe 600 Eur Pr	Act/360	Securities	11/4/20	121,107	2,602
Stxe 600
Healthcare Eur	Euribor 1 Month	J.P. Morgan
Pr	Act/360	Securities	11/4/20	118,404	630
	Stxe 600
Euribor 1 Month Food&Bevrg Eur		J.P. Morgan
Act/360	Pr	Securities	11/4/20	243,649	(10,827)

OTC Total Return Swaps
Received	Paid				Unrealized
Reference	Reference		Maturity	Notional	Appreciation
Entity	Entity	Counterparties	Date	Amount	(Depreciation) ($)
	Stxe 600
Euribor 1 Month	Indugd&Ser Eur
Act/360	Pr	Barclays Capital	1/13/21	153,749	(1,910)
	Stxe 600
Euribor 1 Month	Auto&Parts Eur
Act/360	Pr	Barclays Capital	1/13/21	37,233	(1,840)
	Stxe 600
Euribor 1 Month	Auto&Parts Eur
Act/360	Pr	Barclays Capital	1/13/21	195,756	(9,517)
Stxe 600
Technology Eur	Euribor 1 Month
Pr	Act/360	Barclays Capital	1/13/21	136,382	2,473
Ice Libor Gbp 1
Month	Ftse 250 Index	Barclays Capital	1/13/21	24,542	76
Ice Libor Gbp 1
Month	Ftse 250 Index	Barclays Capital	1/13/21	49,085	(348)
		Merrill Lynch,
Ice Libor Gbp 1	Ftse 350 Fin	Pierce, Fenner &
Month	Services	Smith	10/17/20	64,498	242
Ice Libor Gbp 1		J.P. Morgan
Month	Ftse 350 Reits	Securities	11/4/20	56,496	(2,156)
Ice Libor Gbp 1
Month	Ftse 250 Index	Barclays Capital	1/13/21	24,542	(144)
		Merrill Lynch,
Ice Libor Gbp 1	Ftse 350 Gen	Pierce, Fenner &
Month	Retail Indx	Smith	10/17/20	55,585	(450)
Ice Libor Gbp 1
Month	Ftse 250 Index	Barclays Capital	1/13/21	49,085	(359)
		Merrill Lynch,
Euribor 1 Month	Estx Banks Eur	Pierce, Fenner &
Act/360	Pr	Smith	10/17/20	166,615	5,706
	Stxe 600
Euribor 1 Month	Indugd&Ser Eur
Act/360	Pr	Barclays Capital	1/13/21	29,179	(169)
Ice Libor Gbp 1
Month	Ftse 250 Index	Barclays Capital	1/13/21	24,542	(143)
Ice Libor Gbp 1		J.P. Morgan
Month	Ftse 350 Reits	Securities	11/4/20	15,066	(429)
Stxe 600
Technology Eur	Euribor 1 Month
Pr	Act/360	Barclays Capital	1/13/21	113,331	(206)
Euribor 1 Month	Estx Insurance
Act/360	Eur Pr	Morgan Stanley	6/26/20	413,143	5,039
	Stxe 600
Euribor 1 Month	Indugd&Ser Eur
Act/360	Pr	Barclays Capital	1/13/21	29,740	64
Euribor 1 Month	Stxe 600	J.P. Morgan
Act/360	Insurance Eur Pr	Securities	11/4/20	117,902	231
Ice Libor Gbp 1
Month	Ftse 250 Index	Barclays Capital	1/13/21	245,423	(2,458)

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Total Return Swaps
Received	Paid				Unrealized
Reference	Reference		Maturity	Notional	Appreciation
Entity	Entity	Counterparties	Date	Amount	(Depreciation) ($)
Ice Libor Gbp 1
Month	Ftse 250 Index	Barclays Capital	1/13/21	147,254	(1,460)
Ice Libor Gbp 1
Month	Ftse 250 Index	Barclays Capital	1/13/21	24,542	(245)
Ice Libor Gbp 1		J.P. Morgan
Month	Jpinhome Trs	Securities	11/4/20	61,683	(405)
Ice Libor Gbp 1
Month	Ftse 250 Index	Barclays Capital	1/13/21	24,542	(23)
Ice Libor Gbp 1		J.P. Morgan
Month	Ftse 350 Reits	Securities	11/4/20	67,795	8
Ice Libor Gbp 1		J.P. Morgan
Month	Ftse 350 Util Ix	Securities	11/4/20	196,538	(935)
	Stxe 600
Euribor 1 Month	Indugd&Ser Eur
Act/360	Pr	Barclays Capital	1/13/21	76,875	41
	Stxe 600
Euribor 1 Month	Realestate Eur	J.P. Morgan
Act/360	Pr	Securities	11/5/19	240,832	1,051
Ice Libor Gbp 1
Month	Ftse 250 Index	Barclays Capital	1/11/20	24,542	167
	Stxe 600
Euribor 1 Month	Indugd&Ser Eur
Act/360	Pr	Barclays Capital	10/23/20	75,752	(138)
Ice Libor Gbp 1		J.P. Morgan
Month	Jpinhome	Securities	10/27/20	29,431	39
		Merrill Lynch,
Ice Libor Gbp 1	Ftse 350 Gen	Pierce, Fenner &
Month	Retail Indx	Smith	10/17/20	69,654	-
Us 1 Month		J.P. Morgan
Libor	Cgi Inc	Securities	11/4/20	143,704	(2,223)
Us 1 Month		J.P. Morgan
Libor	Cgi Inc	Securities	11/4/20	34,523	(313)
Us 1 Month		J.P. Morgan
Libor	Cgi Inc	Securities	11/4/20	2,046	(44)
Us 1 Month		J.P. Morgan
Libor	Cgi Inc	Securities	11/4/20	15,182	(318)
Us 1 Month		J.P. Morgan
Libor	Cgi Inc	Securities	11/4/20	41,190	(772)
Gross Unrealized Appreciation					1,224,499
Gross Unrealized Depreciation					(1,011,839)

See notes to financial statements.

OTC Credit Default Swaps

Reference				Upfront	Unrealized
Obligation/	Maturity	Notional	Market	Payments/	Appreciation
Counterparty	Date	Amount ($)[1]	Value ($)	Receipts ($)	(Depreciation)($)
Sold Contracts:[2]
Credit Suisse International
Cds Cdsw Citdna Eur
Buy Jaguar Land
Rover Automotive P 5
20231220 - Cs
Received Fixed Rate
of 5.00 3 Month	12/20/23	572,300	(61,554)	(146)	(57,991)
Goldman Sachs
Cds Cdsw Gsodln Usd
Sell Rite Aid
Corporation Sen
500B 5 20210620 -
Gs Received Fixed
Rate of 5.00 3 Month	6/20/21	235,000	(8,794)	(1,468)	(5,922)
Cdsw Gsodln Usd Sell
Rite Aid Corporation
Sen 500B 5
20210620 - Gs
Received Fixed Rate
of 5.00 3 Month	6/20/21	236,000	(8,831)	(1,428)	(5,993)
Morgan Stanley
Ice Cds
Itrx_Eur_Cdsi_S29_5Y
_29 1 20230620 - Gs
Received Fixed Rate
of 1.00 3 Month	6/20/23	1,058,755	18,319	19,253	330
Purchased Contracts:[3]
Barclays Capital
Cds
Cds_Dummy_Index_E
ur 1 20231220 - Barc
Paid Fixed Rate of
1.00 3 Month	12/20/23	5,723,000	(41,601)	39,255	(87,691)
Cds
Cds_Dummy_Index_E
ur 1 20231220 - Barc
Paid Fixed Rate of
1.00 3 Month	12/20/23	1,602,440	(11,648)	5,132	(18,694)
BNP Paribas
Cds Cdsw Bnpdpr Usd
Buy M.D.C. Holdings,
Inc. Sen 100B 1
20231220 - Bnp Paid
Fixed Rate of 1.00 3
Month	12/20/23	370,000	11,016	16,741	(6,167)

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Credit Default Swaps (continued)

Reference				Upfront	Unrealized
Obligation/	Maturity	Notional	Market	Payments/	Appreciation
Counterparty	Date	Amount ($)[1]	Value ($)	Receipts ($)	(Depreciation)($)
Purchased Contracts:[3] (continued)
Citigroup
Cds Cdsw Citgml Eur
Buy Thyssenkrupp
Ag Sen 100Bp 20De 1
20231220 - Citi Paid
Fixed Rate of 1.00 3
Month	12/20/23	457,840	28,082	9,643	17,892
Cds Cdsw Citgml Usd
Buy Federative
Republic Of Brazil 1
20231220 - Citi Paid
Fixed Rate of 1.00 3
Month	12/20/23	1,200,000	34,339	54,341	(21,434)
Cds Cdsw Citgml Eur
Buy Intesa Sanpaolo
Spa Sub 100Bp 1
20231220 - Citi Paid
Fixed Rate of 1.00 3
Month	12/20/23	343,380	39,736	54,279	(14,953)
Cds Cdsw Citgml Usd
Buy Cardinal Health,
Inc. Sen 100B 1
20231220 - Citi Paid
Fixed Rate of 1.00 3
Month	12/20/23	900,000	5,054	(2,368)	6,347
Cds Cdsw Citgml Eur
Buy Bnp Paribas Sub
100Bp 20Dec23 1
20231220 - Citi Paid
Fixed Rate of 1.00 3
Month	12/20/23	1,144,600	25,357	55,942	(31,952)
Cds
Cds_Dummy_Index_U
sd 1 20231220 - Citi
Paid Fixed Rate of
1.00 3 Month	12/20/23	1,950,000	61,274	80,668	(21,723)
Credit Suisse International
Cds Cdsw Citdna Eur
Buy Jaguar Land
Rover Automotive P 5
20201220 - Cs Paid
Fixed Rate of 5.00 3
Month	12/20/20	1,110,262	1,825	(40,419)	35,614

OTC Credit Default Swaps (continued)

Reference				Upfront	Unrealized
Obligation/	Maturity	Notional	Market	Payments/	Appreciation
Counterparty	Date	Amount ($)[1]	Value ($)	Receipts ($)	(Depreciation)($)
Purchased Contracts:[3] (continued)
Goldman Sachs
Cds Cdsw Gsodln Usd
Buy Rite Aid
Corporation Sen
500Bp 5 20200620 -
Gs Paid Fixed Rate of
5.00 3 Month	6/20/20	235,000	(1,974)	(8,116)	4,739
Cdsw Gsodln Usd Buy
Rite Aid Corporation
Sen 500Bp 5
20200620 - Gs Paid
Fixed Rate of 5.00 3
Month	6/20/20	236,000	(1,983)	(8,007)	4,615
Cds Cdsw Gsodln Eur
Buy Vivendi Sen
100Bp 20Dec23 1
20231220 - Gs Paid
Fixed Rate of 1.00 3
Month	12/20/23	1,087,370	(24,804)	(24,024)	(2,079)
Cds Cdsw Gsodln Eur
Buy Hsbc Holdings
Plc Sub 100Bp 20 1
20231220 - Gs Paid
Fixed Rate of 1.00 3
Month	12/20/23	1,602,440	12,735	13,732	(2,912)
Cds Cdsw Gsodln Eur
Buy The Royal Bank
Of Scotland Gro 1
20231220 - Gs Paid
Fixed Rate of 1.00 3
Month	12/20/23	1,419,304	81,847	72,633	7,519
Cds Cdsw Gsodln Eur
Buy Unicredit, Societa
Per Azioni 1
20231220 - Gs Paid
Fixed Rate of 1.00 3
Month	12/20/23	915,680	22,081	34,618	(13,630)
Cds Cdsw Gsodln Eur
Buy Wendel Sen
500Bp 20Dec23 5
20231220 - Gs Paid
Fixed Rate of 5.00 3
Month	12/20/23	686,760	(130,969)	(130,363)	(4,708)

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Credit Default Swaps (continued)

Reference				Upfront	Unrealized
Obligation/	Maturity	Notional	Market	Payments/	Appreciation
Counterparty	Date	Amount ($)[1]	Value ($)	Receipts ($)	(Depreciation)($)
Purchased Contracts:[3] (continued)
Goldman Sachs (continued)
Cds Cdsw Gsodln Eur
Buy Eni S.P.A. Sen
100Bp 20Dec23 1
20231220 - Gs Paid
Fixed Rate of 1.00 3
Month	12/20/23	1,144,600	(19,997)	(7,036)	(14,329)
Cds Cdsw Gsodln Usd
Buy The Sherwin-
Williams Company S
1 20231220 - Gs Paid
Fixed Rate of 1.00 3
Month	12/20/23	608,000	739	6,649	(6,636)
Cds Cdsw Gsodln Eur
Buy Bayerische
Motoren Werke Aktie
1 20231220 - Gs Paid
Fixed Rate of 1.00 3
Month	12/20/23	1,259,060	(13,612)	(11,959)	(3,157)
Cds Cdsw Gsodln Eur
Buy Volkswagen
Aktiengesellschaft 1
20231220 - Gs Paid
Fixed Rate of 1.00 3
Month	12/20/23	858,450	9,338	6,426	1,887
HSBC
Cds Cdsw Hsbdln Eur
Buy Renault Sen
100Bp 20Dec23 1
20231220 - Hsbc
Paid Fixed Rate of
1.00 3 Month	12/20/23	343,380	5,791	7,054	(1,673)
J.P. Morgan Securities
Cds Cdsw Jpmdln Usd
Buy Teva
Pharmaceutical
Industries 1
20230620 - Jpm Paid
Fixed Rate of 1.00 3
Month	6/20/23	600,000	19,802	35,590	(16,504)
Merrill Lynch, Pierce, Fenner & Smith
Cds Cdsw Merdln Eur
Buy Tesco Plc Sen
100Bp 20Dec23 1
20231220 - Boaml
Paid Fixed Rate of
1.00 3 Month	12/20/23	373,140	3,622	2,129	1,048

OTC Credit Default Swaps (continued)

Reference				Upfront	Unrealized
Obligation/	Maturity	Notional	Market	Payments/	Appreciation
Counterparty	Date	Amount ($)[1]	Value ($)	Receipts ($)	(Depreciation)($)
Purchased Contracts:[3] (continued)
Morgan Stanley
Cds Cdsw Mosdln Eur
Buy Banco Bilbao
Vizcaya Argentari 1
20231220 - Ms Paid
Fixed Rate of 1.00 3
Month	12/20/23	1,259,060	57,961	75,762	(19,305)
Cds
Cds_Dummy_Index_E
ur 1 20231220 - Ms
Paid Fixed Rate of
1.00 3 Month	12/20/23	2,403,660	(17,472)	(12,940)	(7,404)
Gross Unrealized Appreciation					79,991
Gross Unrealized Depreciation					(364,857)

[1]

The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[2]

If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

[3]

If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

Centrally Cleared Credit Default Swaps

				Upfront	Unrealized
Reference	Maturity	Notional	Market	Payments/	Appreciation
Obligation	Date	Amount ($)[1]	Value ($)	Receipts ($)	(Depreciation)($)
Sold Contracts:[2]
Ice Cds
Itrx_Eur_Cdsi_S29_5Y
29 1 20230620- Gs
Received Fixed Rate
of 1.00 3 Month	6/20/23	1,545,210	26,735	24,723	3,858
Ice Cds
Itrx.Eur.Cdsi.S30.5Y_
30 1 20231220- Gs
Received Fixed Rate
of 1.00 3 Month	12/20/23	927,126	13,126	13,031	1,203
Ice Cds
Itrx.Eur.Cdsi.S30.5Y_
30 1 20231220- Gs
Received Fixed Rate
of 1.00 3 Month	12/20/23	3,834,410	54,288	46,157	12,711

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

Centrally Cleared Credit Default Swaps (continued)

				Upfront	Unrealized
Reference	Maturity	Notional	Market	Payments/	Appreciation
Obligation	Date	Amount ($)[1]	Value ($)	Receipts ($)	(Depreciation)($)
Sold Contracts:[2] (continued)
Ice Cds
Itrx.Eur.Cdsi.S30.5Y_
30 1 20281220- Gs
Received Fixed Rate
of 1.00 3 Month	12/20/28	1,407,858	(21,386)	(23,522)	3,818
Ice Cds Cdx.Na.Hy.30.5Y
5 20230620- Gs
Received Fixed Rate
of 5.00 3 Month	6/20/23	784,000	52,495	45,362	11,816
Ice Cds
Itraxx_Cdx_Ig_Cdsi_G_
30 1 20281220- Gs
Received Fixed Rate
of 1.00 3 Month	12/20/28	3,040,000	(32,159)	(51,454)	22,926
Ice Cds Cdx. Na.Hy.31 5
20231220- Gs
Received Fixed Rate
of 5.00 3 Month	12/20/23	715,400	42,822	24,551	22,543
Ice Cds Cdx. Na.Hy.31 5
20231220- Gs
Received Fixed Rate
of 5.00 3 Month	12/20/23	294,000	17,598	4,801	14,553
Ice Cds
Itraxx_Cdx_Ig_Cdsi_G_
30 1 20231220- Gs
Received Fixed Rate
of 1.00 3 Month	12/20/23	2,300,000	34,819	16,386	21,180
Ice Cds
Cdx.Na.Hy.31.V3_31 5
20231220- Gs
Received Fixed Rate
of 5.00 3 Month	12/20/23	1,600,000	95,773	76,032	29,296
Ice Cds
Itrx_Xover_Cdsi_5Y_3
0 5 20231220- Gs
Received Fixed Rate
of 5.00 3 Month	12/20/23	1,259,060	102,668	102,668	7,519
Ice Cds
Itraxx_Cdx_Ig_Cdsi_G_
30 1 20231220- Gs
Received Fixed Rate
of 1.00 3 Month	12/20/23	3,100,000	46,930	48,072	2,561
Ice Cds
Itrx.Eur.Cdsi.S30.5Y_
30 1 20231220- Gs
Received Fixed Rate
of 1.00 3 Month	12/20/23	10,301,400	145,848	103,421	54,732

Centrally Cleared Credit Default Swaps (continued)

				Upfront	Unrealized
Reference	Maturity	Notional	Market	Payments/	Appreciation
Obligation	Date	Amount ($)[1]	Value ($)	Receipts ($)	(Depreciation)($)
Sold Contracts:[2] (continued)
Ice Cds
Itrx.Eur.Cdsi.S30.5Y_
30 1 20231220- Gs
Received Fixed Rate
of 1.00 3 Month	12/20/23	6,180,840	87,509	46,281	48,610
Ice Cds
Itrx.Eur.Cdsi.S30.5Y_
30 1 20231220- Gs
Received Fixed Rate
of 1.00 3 Month	12/20/23	1,602,440	22,688	14,974	9,628
Ice Cds
Itrx_Xover_Cdsi_5Y_3
0 5 20231220- Gs
Received Fixed Rate
of 5.00 3 Month	12/20/23	2,861,500	237,878	192,427	62,540
Ice Cds
Itrx.Xover.Cdsi.5Y_30
5 20231220- Gs
Received Fixed Rate
of 5.00 3 Month	12/20/23	790,532	65,717	82,525	(12,087)
Ice Cds
Itrx.Eur.Cdsi.S30.5Y_
30 1 20281220- Gs
Received Fixed Rate
of 1.00 3 Month	12/20/28	1,602,440	(24,341)	(16,988)	(5,440)
Ice Cds Cdx. Na.Hy.31 5
20231220- Gs
Received Fixed Rate
of 5.00 3 Month	12/20/23	294,000	17,598	12,547	6,808
Ice Cds
Itraxx_Cdx_Ig_Cdsi_G_
30 1 20231220- Gs
Received Fixed Rate
of 1.00 3 Month	12/20/23	2,700,000	40,875	29,147	14,953
Ice Cds
Itrx.Eur.Cdsi.S30.5Y_
30 1 20231220- Gs
Received Fixed Rate
of 1.00 3 Month	12/20/23	4,578,400	64,821	35,946	34,344
Ice Cds
Itrx_Xover_Cdsi_5Y_3
0 5 20231220- Gs
Received Fixed Rate
of 5.00 3 Month	12/20/23	772,605	64,227	56,743	12,098

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

Centrally Cleared Credit Default Swaps (continued)

				Upfront	Unrealized
Reference	Maturity	Notional	Market	Payments/	Appreciation
Obligation	Date	Amount ($)[1]	Value ($)	Receipts ($)	(Depreciation)($)
Sold Contracts:[2] (continued)
Ice Cds
Itrx.Eur.Cdsi.S30.5Y_
30 1 20231220- Gs
Received Fixed Rate
of 1.00 3 Month	12/20/23	5,951,920	84,268	52,885	38,493
Ice Cds
Itrx.Eur.Cdsi.S30.10_3
0 1 20281220- Gs
Received Fixed Rate
of 1.00 3 Month	12/20/28	1,144,600	(17,387)	(33,209)	17,190
Ice Cds
Itrx.Eur.Cdsi.S30.5Y_
30 1 20231220- Gs
Received Fixed Rate
of 1.00 3 Month	12/20/23	2,060,280	29,170	13,030	18,601
Ice Cds
Itraxx_Cdx_Ig_Cdsi_G_
30 1 20231220- Gs
Received Fixed Rate
of 1.00 3 Month	12/20/23	5,900,000	89,319	42,539	53,827
Ice Cds
Itraxx_Europe_Crosso
ver.29 5 20230620 -
Gs Received Fixed
Rate of 5.00 3 Month	6/20/23	1,310,024	101,029	117,846	(8,994)
Ice Cds
Itrx.Eur.Cdsi.S30.5Y_
30 1 20231220- Gs
Received Fixed Rate
of 1.00 3 Month	12/20/23	1,602,440	22,688	25,153	(552)
Ice Cds
Itrx_Xover_Cdsi_5Y_3
0 5 20231220- Gs
Received Fixed Rate
of 5.00 3 Month	12/20/23	2,289,200	186,458	186,458	13,672
Ice Cds
Cdx.Na.Hy.31.V3_31 5
20231220- Gs
Received Fixed Rate
of 5.00 3 Month	12/20/23	1,800,000	102,538	102,538	10,750
Ice Cds
Itrx.Eur.Cdsi.S30.5Y_
30 1 20231220- Gs
Received Fixed Rate
of 1.00 3 Month	12/20/23	3,433,800	48,616	32,275	20,443

Centrally Cleared Credit Default Swaps (continued)

				Upfront	Unrealized
Reference	Maturity	Notional	Market	Payments/	Appreciation
Obligation	Date	Amount ($)[1]	Value ($)	Receipts ($)	(Depreciation)($)
Purchased Contracts:[3]
Ice Cds
Itrx.Xover.Cdsi.5Y_30
5 20231220 - Gs Paid
Fixed Rate of 5.00 3
Month	12/20/23	762,298	(63,370)	(53,903)	(14,020)
Ice Cds Cdx. Na.Hy.31 5
20231220 - Gs Paid
Fixed Rate of 5.00 3
Month	12/20/23	784,000	(46,929)	(51,676)	65
Ice Cds
Itrx.Xover.Cdsi.5Y_30
5 20231220 - Gs Paid
Fixed Rate of 5.00 3
Month	12/20/23	2,823,328	(234,704)	(241,246)	(10,320)
Ice Cds
Itrx.Eur.Cdsi.S30.5Y_
30 1 20231220 - Gs
Paid Fixed Rate of
1.00 3 Month	12/20/23	15,452,100	(218,772)	(223,203)	(14,026)
Ice Cds
Itrx_Eur_Cdsi_S29_5Y
_29 1 20230620 - Gs
Paid Fixed Rate of
1.00 3 Month	6/20/23	2,603,965	(45,054)	(37,284)	(10,880)
Ice Cds
Itrx.Eur.Cdsi.S30.5Y_
30 1 20231220 - Gs
Paid Fixed Rate of
1.00 3 Month	12/20/23	2,060,280	(29,170)	(21,796)	(9,835)
Ice Cds
Itraxx_Cdx_Ig_Cdsi_G_
30 1 20231220 - Gs
Paid Fixed Rate of
1.00 3 Month	12/20/23	1,400,000	(21,194)	(11,753)	(11,114)
Ice Cds Cdx. Na.Hy.30 5
20230620 - Gs Paid
Fixed Rate of 5.00 3
Month	6/20/23	784,000	(52,495)	(53,171)	(4,006)
Ice Cds Cdx. Na.Hy.31 5
20231220 - Gs Paid
Fixed Rate of 5.00 3
Month	12/20/23	784,000	(46,929)	(40,060)	(11,551)
Ice Cds
Itraxx_Cdx_Ig_Cdsi_G_
30 1 20231220 - Gs
Paid Fixed Rate of
1.00 3 Month	12/20/23	3,100,000	(46,930)	(30,789)	(19,844)

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

Centrally Cleared Credit Default Swaps (continued)

				Upfront	Unrealized
Reference	Maturity	Notional	Market	Payments/	Appreciation
Obligation	Date	Amount ($)[1]	Value ($)	Receipts ($)	(Depreciation)($)
Purchased Contracts:[3] (continued)
Ice Cds Cdx. Na.Hy.31 5
20231220 - Gs Paid
Fixed Rate of 5.00 3
Month	12/20/23	294,000	(17,598)	(10,410)	(8,944)
Ice Cds
Itraxx_Europe_Crosso
ver.29 5 20230620 -
Gs Paid Fixed Rate of
5.00 3 Month	6/20/23	790,532	(60,966)	(72,064)	6,377
Ice Cds
Itraxx_Cdx_Ig_Cdsi_G_
30 1 20231220 - Gs
Paid Fixed Rate of
1.00 3 Month	12/20/23	5,100,000	(77,208)	(53,763)	(29,536)
Ice Cds
Itraxx_Cdx_Ig_Cdsi_G_
30 1 20231220 - Gs
Paid Fixed Rate of
1.00 3 Month	12/20/23	5,900,000	(89,319)	(71,000)	(25,366)
Ice Cds
Itrx.Xover.Cdsi.5Y_30
5 20231220 - Gs Paid
Fixed Rate of 5.00 3
Month	12/20/23	790,532	(65,717)	(66,310)	(4,129)
Ice Cds
Itrx.Eur.Cdsi.S30.5Y_
30 1 20231220 - Gs
Paid Fixed Rate of
1.00 3 Month	12/20/23	2,518,120	(35,652)	(28,853)	(9,807)
Ice Cds
Itraxx_Europe_Crosso
ver.29 5 20230620 -
Gs Paid Fixed Rate of
5.00 3 Month	6/20/23	508,199	(39,192)	(42,568)	340
Ice Cds Cdx. Na.Hy.31 5
20231220 - Gs Paid
Fixed Rate of 5.00 3
Month	12/20/23	715,400	(42,822)	(32,125)	(14,970)
Ice Cds
Itraxx_Cdx_Ig_Cdsi_G_
30 1 20231220 - Gs
Paid Fixed Rate of
1.00 3 Month	12/20/23	2,700,000	(40,875)	(25,459)	(18,640)
Ice Cds
Itraxx_Cdx_Ig_Cdsi_G_
30 1 20231220 - Gs
Paid Fixed Rate of
1.00 3 Month	12/20/23	2,300,000	(34,819)	(10,074)	(27,493)

Centrally Cleared Credit Default Swaps (continued)

				Upfront	Unrealized
Reference	Maturity	Notional	Market	Payments/	Appreciation
Obligation	Date	Amount ($)[1]	Value ($)	Receipts ($)	(Depreciation)($)
Purchased Contracts:[3] (continued)
Ice Cds
Itrx.Eur.Cdsi.S30.5Y_
30 1 20231220 - Gs
Paid Fixed Rate of
1.00 3 Month	12/20/23	5,951,920	(84,268)	(31,355)	(60,022)
Ice Cds
Itraxx_Cdx_Ig_Cdsi_G_
30 1 20231220 - Gs
Paid Fixed Rate of
1.00 3 Month	12/20/23	1,400,000	(21,194)	(12,029)	(10,837)
Ice Cds Cdx. Na.Hy.31 5
20231220 - Gs Paid
Fixed Rate of 5.00 3
Month	12/20/23	294,000	(17,598)	(5,658)	(13,696)
Ice Cds
Itrx.Xover.Cdsi.5Y_30
5 20231220 - Gs Paid
Fixed Rate of 5.00 3
Month	12/20/23	790,532	(65,717)	(70,607)	169
Ice Cds
Itrx.Eur.Cdsi.S30.5Y_
30 1 20231220 - Gs
Paid Fixed Rate of
1.00 3 Month	12/20/23	927,126	(13,126)	(12,294)	(1,940)
Ice Cds
Itrx.Eur.Cdsi.S30.5Y_
30 1 20231220 - Gs
Paid Fixed Rate of
1.00 3 Month	12/20/23	1,602,440	(22,688)	(21,249)	(3,353)
Ice Cds
Itrx.Xover.Cdsi.5Y_30
5 20231220 - Gs Paid
Fixed Rate of 5.00 3
Month	12/20/23	790,532	(65,717)	(66,034)	(4,404)
Ice Cds
Itrx.Eur.Cdsi.S30.5Y_
30 1 20231220 - Gs
Paid Fixed Rate of
1.00 3 Month	12/20/23	20,144,960	(285,214)	(203,888)	(105,389)
Ice Cds
Itrx_Xover_Cdsi_5Y_3
0 5 20231220 - Gs
Paid Fixed Rate of
5.00 3 Month	12/20/23	2,289,200	(190,302)	(165,178)	(38,796)

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

Centrally Cleared Credit Default Swaps (continued)

				Upfront	Unrealized
Reference	Maturity	Notional	Market	Payments/	Appreciation
Obligation	Date	Amount ($)[1]	Value ($)	Receipts ($)	(Depreciation)($)
Purchased Contracts:[3] (continued)
Ice Cds
Itrx.Eur.Cdsi.S30.5Y_
30 1 20231220 - Gs
Paid Fixed Rate of
1.00 3 Month	12/20/23	2,060,280	(29,170)	(9,549)	(22,082)
Ice Cds
Itrx_Xover_Cdsi_5Y_3
0 5 20231220 - Gs
Paid Fixed Rate of
5.00 3 Month	12/20/23	2,060,280	(171,272)	(114,765)	(68,812)
Gross Unrealized Appreciation					577,624
Gross Unrealized Depreciation					(600,885)

1

The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

2

If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

3

If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the

NOTES

Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of foreign currencies, or as a substitute for an investment. The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

NOTES

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of

NOTES

forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the Statement of Swap Agreements, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at January 31, 2019 are set forth in the Statement of Swap Agreements.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures

NOTES

have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At January 31, 2019, accumulated net unrealized appreciation on investments was $106,909, consisting of $2,082,624 gross unrealized appreciation and $1,975,715 gross unrealized depreciation.

At January 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Insight Broad Opportunities Fund
January 31, 2019 (Unaudited)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 4.8%
Asset-Backed Certificates - .3%
European Residential Loan
Securitisation,
Ser. 2018-1, Cl. A, 1 Month EURIBOR
+1.00% @ Floor	EUR	0.63	3/24/2061	87,367	[b]	99,467
Commercial Mortgage Pass-Through Ctfs. - .9%
Salus European Loan Conduit,
Ser. 33X, Cl. C	GBP	3.56	1/23/2029	100,000		131,717
Taurus,
Ser. 2018-DE3, Cl. C	EUR	1.90	2/17/2029	100,000		114,801
						246,518
Foreign/Governmental - 3.6%
Spanish Government,
Unscd. Bonds	EUR	1.50	4/30/2027	375,000	[c]	446,397
United Kingdom Gilt,
Unscd. Bonds	GBP	3.25	1/22/2044	336,140		576,761
						1,023,158
Total Bonds and Notes
(cost $1,367,873)						1,369,143
Description /Number of	Exercise		Expiration	Notional
Contracts/Counterparty		Price	Date	Amount ($)		Value ($)
Options Purchased - 2.8%
Call Options - 2.4%
30-Year U.S. Treasury Bond
Contracts 16		140.00	2/22/2019	1,600,000		107,500
Cac 40 Index
Contracts 19	EUR	5,200	3/15/2019	988,000		3,960
Dax Index
Contracts 17	EUR	11,450	2/15/2019	973,250		2,277
Hang Seng China Enterprises Index
Contracts 12	HKD	10,900	4/29/2019	6,540,000		41,136
Hang Seng China Enterprises Index
Contracts 7	HKD	26,400	2/27/2019	9,240,000		78,232
MSCI Emerging Markets Index,
Contracts 9		1,050	3/15/2019	945,000		31,140
MSCI Emerging Markets Index
Contracts 9		965.00	2/15/2019	868,500		87,255
MSCI Emerging Markets Index
Contracts 12		1,040	4/18/2019	1,248,000		60,660
Nikkei 225 Index,
Contracts 4		24,500	3/8/2019	98,000,000		37
Nikkei 225 Index
Contracts 7		21,375	2/8/2019	149,625,000		1,414

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description /Number of	Exercise		Expiration	Notional
Contracts/Counterparty	Price		Date	Amount ($)[a]	Value ($)
Options Purchased - 2.8% (continued)
Call Options - 2.4% (continued)
S&P 500 Index,
Contracts 4	2,925		3/15/2019	1,170,000	512
Swiss Market Index
Contracts 22	CHF	8,850	4/18/2019	1,947,000	39,401
S&P 500 Index
Contracts 4	2,525		2/15/2019	1,010,000	71,032
S&P 500 Index
Contracts 4	2,650		3/15/2019	1,060,000	35,760
S&P 500 Index
Contracts 3	2,650		4/18/2019	795,000	32,640
S&P 500 Index
Contracts 7	2,710		4/18/2019	1,897,000	48,370
EURO STOXX 50 Price EUR Index
Contracts 26	3,275		2/15/2019	851,500	417
EURO STOXX 50 Price EUR Index
Contracts 28	3,100		4/18/2019	868,000	33,683
					675,426
Put Options - .4%
Cac 40 Index
Contracts 13	EUR	4,950	3/15/2019	643,500	11,822
Hang Seng China Enterprises Index
Contracts 6	HKD	26,800	3/28/2019	8,040,000	13,113
Japanese Yen
Contracts 875,000 Barclays Capital	105.50		4/16/2019	875,000	4,571
Japanese Yen
Contracts 900,000 Goldman Sachs	105.50		4/11/2019	900,000	4,332
MSCI Emerging Markets Index
Contracts 7	920.00		3/15/2019	644,000	1,365
Nikkei 225 Index,
Contracts 2	19,500		12/13/2019	39,000,000	19,096
Nikkei 225 Index
Contracts 4	19,750		4/12/2019	79,000,000	12,853
S&P 500 Index,
Contracts 2	2,600		12/20/2019	520,000	24,380
Swiss Market Index
Contracts 11	CHF	8,650	4/18/2019	951,500	18,174
S&P 500 Index
Contracts 3	2,690		2/15/2019	807,000	6,780
S&P 500 Index
Contracts 3	2,375		3/15/2019	712,500	1,434
EURO STOXX 50 Price EUR Index
Contracts 22	3,100		2/15/2019	682,000	3,500
EURO STOXX 50 Price EUR Index
Contracts 28	2,950		3/15/2019	826,000	4,070
					125,490
Total Options Purchased
(cost $768,742)					800,916

		Shares
Exchange-Traded Funds - 22.5%
Registered Investment Companies - 22.5%
iShares Bloomberg Roll Select
Commodity Strategy ETF		6,308		287,739
iShares iBoxx $ High Yield Corporate
Bond ETF		6,982		594,238
iShares iBoxx $ Investment Grade
Corporate Bond ETF		22,179		2,586,515
iShares International High Yield Bond
ETF		11,034		545,411
iShares J.P. Morgan EM Local Currency
Bond ETF		20,607		936,382
iShares J.P. Morgan USD Emerging
Markets Bond Fund ETF		13,666		1,487,954
Total Exchange-Traded Funds
(cost $6,730,495)				6,438,239
Description		Shares		Value ($)
Common Stocks - 1.4%
Diversified Financials - .6%
Renewables Infrastructure Group		108,000		167,150
Financials - .8%
Amedeo Air Four Plus		162,500		228,054
Total Common Stocks
(cost $376,243)				395,204
	1-Day
Description	Yield (%)	Shares		Value ($)
Investment Companies - 55.3%
Closed-End Investment Companies - 6.4%
3i Infrastructure		75,400		262,120
GCP Infrastructure Investments		274,000		452,817
Greencoat U.K. Wind		197,000		345,719
HICL Infrastructure		204,645		445,565
International Public Partnerships		140,000	[d]	283,148
John Laing Environmental Assets Group		36,080		51,582
				1,840,951
Registered Investment Companies - 48.9%
Dreyfus Institutional Preferred
Government Plus Money Market
Fund	2.37	424,981	[e]	424,981
Dreyfus Institutional Preferred Money
Market Fund, Institutional Shares	2.47	13,553,488	[e]	13,553,032
				13,978,013
Total Investment Companies
(cost $15,757,551)				15,818,964

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $25,000,904)	86.8%	24,822,466
Cash and Receivables (Net)	13.2%	3,787,238
Net Assets	100.0%	28,609,704

ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
CHF—Swiss Franc
EUR—Euro
GBP—British Pound
HKD—Hong Kong Dollar

[a]	Amount stated in U.S. Dollars unless otherwise noted above.
[b]	Variable rate security—rate shown is the interest rate in effect at period end.
[c]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, these securities were valued at $446,397 or 1.56% of net assets.

[d]	Non-income producing security.
[e]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Insight Broad Opportunities Fund
January 31, 2019 (Unaudited)

The following is a summary of the inputs used as of January 31, 2019 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	99,467	-	99,467
Commercial Mortgage-Backed	-	246,518	-	246,518
Equity Securities – Common
Stocks	-	395,204 †	-	741,953
Exchange-Traded Funds	6,438,239	-	-	6,438,239
Foreign Government	-	1,023,158	-	1,023,158
Investment Companies	15,818,964	-	-	15,818,964
Other Financial Instruments:
Futures††	322,424	-	-	322,424
Forward Foreign Currency
Exchange Contracts††	-	14,236	-	14,236
Options Purchased	792,013	8,903	-	800,916
Liabilities ($)
Other Financial Instruments:

Futures††	(175,757)	-	-	(175,757)
Forward Foreign Currency
Exchange Contracts††	-	(32,910)	-	(32,910)
Options Written	(909,817)	(39,735)	-	(949,552)

†	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon Insight Broad Opportunities Fund
January 31, 2019 (Unaudited)

						Unrealized
	Number of		Notional			Appreciation
Description	Contracts	Expiration	Value ($)		Value ($)	(Depreciation) ($)
Futures Long
ASX SPI 200	3	3/19	307,531	[a]	316,420	8,889
Australian 10 Year Bond	4	3/19	384,560	[a]	388,221	3,661
DJ Euro Stoxx 50	34	3/19	1,197,157	[a]	1,226,645	29,488
Euro 30 Year Bond	2	3/19	404,550	[a]	425,471	20,921
Euro Stoxx 50 Dividend	54	12/19	755,136	[a]	750,354	(4,782)
Euro Stoxx 50 Dividend	52	12/20	742,806	[a]	723,158	(19,648)
Euro Stoxx 50 Dividend	28	12/21	394,623	[a]	368,561	(26,062)
Euro-Bobl	6	3/19	907,424	[a]	912,910	5,486
Euro-Bond	5	3/19	929,708	[a]	948,129	18,421
FTSE 100	14	3/19	1,238,029	[a]	1,267,465	29,436
FTSE/JSE Top 40 Index	11	3/19	386,383	[a]	399,479	13,096
H Shares Index	6	2/19	416,999	[a]	424,396	7,397
KOSPI 200 Index	5	3/19	300,897	[a]	322,372	21,475
Long Gilt	13	3/19	2,084,059	[a]	2,106,285	22,226
Long Term French
Government Future	1	3/19	172,607	[a]	175,032	2,425
Nikkei 225 Index US
denominated	6	3/19	609,725		625,050	15,325
Singapore Exchange CNY
Nifty Index	18	2/19	390,255		390,798	543
Standard & Poor's 500 E-
mini	9	3/19	1,161,220		1,217,025	55,805
U.S. Treasury 10 Year
Notes	5	3/19	596,792		612,344	15,552
U.S. Treasury Long Bond	4	3/19	588,631		586,750	(1,881)
U.S. Treasury Ultra Long
Bond	10	3/19	1,558,972		1,611,250	52,278
Futures Short
Pound Sterling Currency	18	3/19	1,417,675		1,478,363	(60,688)
Ultra 10 Year U. S.
Treasury Notes	13	3/19	1,636,242		1,698,938	(62,696)
Gross Unrealized Appreciation						322,424
Gross Unrealized Depreciation						(175,757)

[a] Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
BNY Mellon Insight Broad Opportunities Fund
January 31, 2019 (Unaudited)

Description/ Contracts/		Expiration	Notional
Counterparties	Exercise Price	Date	Amount [a]		Value ($)
Call Options:
Markit CDX North America High
Yield Series 31 Index
Contracts 1,300,000, Goldman
Sachs	102	3/20/19	1,300,000,000	[b]	(35,710)
Markit iTraxx Crossover Series 30
Index
Contracts 1,300,000, J.P.
Morgan Securities	337.5	3/20/19	1,300,000,000	[b]EUR	(9,330)
S&P/Asx 200 Index
Contracts 21	5,825	4/18/19	1,223,250	AUD	(18,180)
Cac 40 Index
Contracts 38	5,350	3/15/19	2,033,000	EUR	(1,705)
Dax Index
Contracts 34	11,800	2/15/19	2,006,000	EUR	(350)
Hang Seng China Enterprises
Index
Contracts 12	11,300	4/29/19	6,780,000	HKD	(24,773)
Hang Seng China Enterprises
Index
Contracts 14	27,200	2/27/19	19,040,000	HKD	(95,270)
MSCI Emerging Markets Index
Contracts 9	1,090	3/15/19	981,000		(13,410)
MSCI Emerging Markets Index
Contracts 18	1,000	2/15/19	1,800,000		(116,010)
MSCI Emerging Markets Index
Contracts 12	1,070	4/18/19	1,284,000		(39,900)
MSCI Emerging Markets Index
Contracts 12	1,090	4/18/19	1,308,000		(29,160)
Nikkei 225 Index
Contracts 2	25,500	12/13/19	51,000,000		(1,634)
Nikkei 225 Index
Contracts 4	25,750	3/8/19	103,000,000		(37)
Nikkei 225 Index
Contracts 14	22,000	2/8/19	308,000,000		(257)
Nikkei 225 Index
Contracts 3	20,500	4/12/19	61,500,000		(18,178)
S&P 500 Index
Contracts 4	3,025	3/15/19	1,210,000		(130)
S&P 500 Index
Contracts 2	3,125	12/20/19	625,000		(3,310)
Swiss Market Index
Contracts 11	8,850	2/15/19	973,500	CHF	(16,747)
Swiss Market Index
Contracts 22	9,000	4/18/19	1,980,000	CHF	(24,554)

STATEMENT OF OPTIONS WRITTEN (Unaudited) (continued)

Description/ Contracts/		Expiration	Notional
Counterparties	Exercise Price	Date	Amount [a]		Value ($)
Call Options: (continued)
Swiss Market Index
Contracts 22	9,100	4/18/19	2,002,000	CHF	(17,119)
S&P/Tsx 60 Index
Contracts 92	920	3/15/19	846,400	CAD	(14,861)
S&P 500 Index
Contracts 8	2,600	2/15/19	2,080,000		(84,696)
S&P 500 Index
Contracts 4	2,725	3/15/19	1,090,000		(15,600)
S&P 500 Index
Contracts 3	2,750	4/18/19	825,000		(15,300)
S&P 500 Index
Contracts 7	2,760	4/18/19	1,932,000		(32,886)
S&P 500 Index
Contracts 7	2,780	4/18/19	1,946,000		(26,803)
EURO STOXX 50 Price EUR Index
Contracts 26	3,400	2/15/19	884,000		(60)
EURO STOXX 50 Price EUR Index
Contracts 56	3,200	4/18/19	1,792,000		(32,241)
Japanese Yen
Contracts 875,000, Barclays
Capital	110.5	4/16/19	875,000		(3,893)
Japanese Yen
Contracts 900,000, Goldman
Sachs	110.5	4/11/19	900,000		(3,742)
Mexican Peso
Contracts 710,000, Merrill
Lynch, Pierce, Fenner & Smith	19.5	4/25/19			(14,018)
30-Year U.S. Treasury Bond
Contracts 16	142	2/22/19	1,600,000		(75,750)
Put Options:
Markit CDX North America High
Yield Series 31 Index
Contracts 1,300,000, Goldman
Sachs	101	3/20/19	1,300,000,000	[b]	(2,190)
Markit iTraxx Crossover Series 30
Index
Contracts 1,300,000, J.P.
Morgan Securities	362.5	3/20/19	1,300,000,000	[b]EUR	(7,256)
S&P/Asx 200 Index
Contracts 21	5,750	4/18/19	1,207,500	AUD	(16,013)
Cac 40 Index
Contracts 26	4,700	3/15/19	1,222,000	EUR	(7,294)
Hang Seng China Enterprises
Index
Contracts 12	9,700	4/29/19	5,820,000	HKD	(4,588)
Hang Seng China Enterprises
Index
Contracts 6	25,600	3/28/19	7,680,000	HKD	(5,811)

Description/ Contracts/		Expiration	Notional
Counterparties	Exercise Price	Date	Amount [a]		Value ($)
Put Options: (continued)
Hang Seng China Enterprises
Index
Contracts 6	26,000	3/28/19	7,800,000	HKD	(7,761)
MSCI Emerging Markets Index
Contracts 9	960	3/15/19	864,000		(3,645)
MSCI Emerging Markets Index
Contracts 14	880	3/15/19	1,232,000		(1,400)
Nikkei 225 Index
Contracts 2	17,000	12/13/19	34,000,000		(7,528)
Nikkei 225 Index
Contracts 8	18,750	4/12/19	150,000,000		(12,853)
Nikkei 225 Index
Contracts 3	20,000	4/12/19	60,000,000		(11,430)
S&P 500 Index
Contracts 2	2,375	12/20/19	475,000		(13,850)
S&P 500 Index
Contracts 1	2,525	3/15/19	252,500		(1,305)
Swiss Market Index
Contracts 11	8,700	2/15/19	957,000	CHF	(2,422)
Swiss Market Index
Contracts 22	8,350	4/18/19	1,837,000	CHF	(19,645)
S&P/Tsx 60 Index
Contracts 47	905	3/15/19	425,350	CAD	(3,264)
S&P 500 Index
Contracts 6	2,520	2/15/19	1,512,000		(1,800)
S&P 500 Index
Contracts 6	2,250	3/15/19	1,350,000		(1,500)
S&P 500 Index
Contracts 4	2,475	3/15/19	990,000		(4,004)
S&P 500 Index
Contracts 3	2,400	4/18/19	720,000		(4,140)
EURO STOXX 50 Price EUR Index
Contracts 44	2,950	2/15/19	1,298,000		(1,058)
EURO STOXX 50 Price EUR Index
Contracts 26	2,975	2/15/19	773,500		(804)
EURO STOXX 50 Price EUR Index
Contracts 56	2,850	3/15/19	1,596,000		(4,295)
Japanese Yen
Contracts 875,000, Barclays
Capital	103.5	4/16/19	875,000		(2,340)
Japanese Yen
Contracts 900,000, Goldman
Sachs	103.5	4/11/19	900,000		(2,161)

STATEMENT OF OPTIONS WRITTEN (Unaudited) (continued)

Description/ Contracts/		Expiration	Notional
Counterparties	Exercise Price	Date	Amount [a]	Value ($)
Put Options: (continued)
Mexican Peso
Contracts 710,000, Merrill
Lynch, Pierce, Fenner & Smith	19.25	4/25/19	710,000	(13,581)
30-Year U.S. Treasury Bond
Contracts 16	134	2/22/19	1,600,000	-
Total Options Written
(premiums received $1,051,561)				(949,552)

[a]	Notional amount stated in U.S. Dollars unless otherwise indicated.
[b]	Exercise price is referenced as basis points.

AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
EUR—Euro
See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
BNY Mellon Insight Broad Opportunities Fund
January 31, 2019 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Citigroup
United States
Dollar	541,305	Swiss Franc	530,000	4/17/19	4,340
J.P. Morgan Securities
United States
Dollar	1,506,037	British Pound	1,165,000	4/17/19	(28,085)
Merrill Lynch, Pierce, Fenner & Smith
United States
Dollar	253,503	Australian Dollar	355,000	4/17/19	(4,825)
United States
Dollar	409,521	Japanese Yen	44,000,000	4/17/19	2,973
United States
Dollar	2,178,915	Euro	1,885,000	4/17/19	6,923
Gross Unrealized Appreciation					14,236
Gross Unrealized Depreciation					(32,910)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

NOTES

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price

NOTES

of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At January 31, 2019, accumulated net unrealized depreciation on investments was $178,438, consisting of $421,308 gross unrealized appreciation and $599,746 gross unrealized depreciation.

NOTES

At January 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                 Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                 Exhibits.

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Absolute Insight Funds, Inc.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      March 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      March 18, 2019

By:         /s/ James Windels

               James Windels

               Treasurer

Date:      March 18, 2019

EXHIBIT INDEX

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)